UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2015

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2015

2015 Semi-Annual Report

April 30, 2015

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	10
Government Portfolio	15
Government Securities Portfolio	19
Treasury Portfolio	20
Treasury Securities Portfolio	23
Tax-Exempt Portfolio	24
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	40
Notes to Financial Statements	55
U.S. Privacy Policy	61
Trustee and Officer Information	64

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2015 Semi-Annual Report

April 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2015. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2015

2015 Semi-Annual Report

April 30, 2015

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2015, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.17%	0.17%	0.12%	0.12%	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Prime	0.08%	0.08%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Government	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.07%	0.07%	0.02%	0.02%	–0.03%	–0.03%	–0.08%	–0.08%	–0.18%	–0.18%	–0.43%	–0.43%	–0.08%	–0.08%
Prime	0.04%	0.04%	–0.01%	–0.01%	–0.06%	–0.06%	–0.11%	–0.10%	–0.21%	–0.20%	–0.46%	–0.45%	–0.11%	–0.10%
Government	–0.11%	–0.11%	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.36%	–0.36%	–0.61%	–0.61%	–0.26%	–0.26%
Government Securities	–0.79%	–0.79%	–0.84%	–0.84%	–0.89%	–0.89%	–0.94%	–0.94%	–1.04%	–1.04%	–1.29%	–1.29%	–0.94%	–0.94%
Treasury	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.31%	–0.31%	–0.41%	–0.41%	–0.66%	–0.66%	–0.31%	–0.31%
Treasury Securities	–0.18%	–0.18%	–0.23%	–0.23%	–0.28%	–0.28%	–0.33%	–0.33%	–0.43%	–0.43%	–0.68%	–0.67%	–0.33%	–0.33%
Tax–Exempt	–0.22%	–0.22%	–0.27%	–0.27%	–0.32%	–0.32%	–0.37%	–0.37%	–0.47%	–0.47%	–0.72%	–0.72%	–0.37%	–0.37%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2015 Semi-Annual Report

April 30, 2015

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2015 Semi-Annual Report

April 30, 2015

Expense Examples (unaudited) (cont'd)

Portfolio	Beginning Account Value 11/1/14	Actual Ending Account Value 4/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,000.62	$1,023.88	$0.64	$0.65	0.13%
Money Market Portfolio Institutional Select Class	1,000.00	1,000.39	1,023.64	0.88	0.89	0.18
Money Market Portfolio Investor Class	1,000.00	1,000.18	1,023.44	1.08	1.09	0.22
Money Market Portfolio Administrative Class	1,000.00	1,000.05	1,023.29	1.23	1.24	0.25
Money Market Portfolio Advisory Class	1,000.00	1,000.05	1,023.29	1.23	1.24	0.25
Money Market Portfolio Participant Class	1,000.00	1,000.05	1,023.34	1.18	1.19	0.24
Money Market Portfolio Cash Management Class	1,000.00	1,000.05	1,023.34	1.18	1.19	0.24
Prime Portfolio Institutional Class	1,000.00	1,000.28	1,023.64	0.88	0.89	0.18
Prime Portfolio Institutional Select Class	1,000.00	1,000.20	1,023.54	0.98	0.99	0.20
Prime Portfolio Investor Class	1,000.00	1,000.20	1,023.49	1.03	1.04	0.21
Prime Portfolio Administrative Class	1,000.00	1,000.20	1,023.59	0.93	0.94	0.19
Prime Portfolio Advisory Class	1,000.00	1,000.20	1,023.59	0.93	0.94	0.19
Prime Portfolio Participant Class	1,000.00	1,000.20	1,023.54	0.98	0.99	0.20
Prime Portfolio Cash Management Class	1,000.00	1,000.20	1,023.54	0.98	0.99	0.20
Government Portfolio Institutional Class	1,000.00	1,000.20	1,024.18	0.34	0.35	0.07
Government Portfolio Institutional Select Class	1,000.00	1,000.20	1,024.18	0.34	0.35	0.07
Government Portfolio Investor Class	1,000.00	1,000.20	1,024.18	0.34	0.35	0.07
Government Portfolio Administrative Class	1,000.00	1,000.20	1,024.18	0.34	0.35	0.07
Government Portfolio Advisory Class	1,000.00	1,000.20	1,024.18	0.34	0.35	0.07
Government Portfolio Participant Class	1,000.00	1,000.19	1,024.18	0.34	0.35	0.07
Government Portfolio Cash Management Class	1,000.00	1,000.20	1,024.18	0.34	0.35	0.07
Government Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.28	0.25	0.25	0.05
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.04	1,024.28	0.25	0.25	0.05
Government Securities Portfolio Investor Class	1,000.00	1,000.04	1,024.28	0.25	0.25	0.05
Government Securities Portfolio Administrative Class	1,000.00	1,000.04	1,024.28	0.25	0.25	0.05
Government Securities Portfolio Advisory Class	1,000.00	1,000.04	1,024.28	0.25	0.25	0.05
Government Securities Portfolio Participant Class	1,000.00	1,000.04	1,024.28	0.25	0.25	0.05
Government Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.28	0.25	0.25	0.05
Treasury Portfolio Institutional Class	1,000.00	1,000.15	1,024.28	0.25	0.25	0.05
Treasury Portfolio Institutional Select Class	1,000.00	1,000.15	1,024.28	0.25	0.25	0.05
Treasury Portfolio Investor Class	1,000.00	1,000.15	1,024.28	0.25	0.25	0.05
Treasury Portfolio Administrative Class	1,000.00	1,000.14	1,024.28	0.25	0.25	0.05
Treasury Portfolio Advisory Class	1,000.00	1,000.15	1,024.28	0.25	0.25	0.05
Treasury Portfolio Participant Class	1,000.00	1,000.15	1,024.28	0.25	0.25	0.05
Treasury Portfolio Cash Management Class	1,000.00	1,000.15	1,024.28	0.25	0.25	0.05
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.37	0.15	0.15	0.03
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.37	0.15	0.15	0.03
Treasury Securities Portfolio Investor Class	1,000.00	1,000.04	1,024.37	0.15	0.15	0.03
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.04	1,024.37	0.15	0.15	0.03
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.37	0.15	0.15	0.03
Treasury Securities Portfolio Participant Class	1,000.00	1,000.04	1,024.37	0.15	0.15	0.03
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.37	0.15	0.15	0.03
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.05	1,024.32	0.20	0.20	0.04
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.04	1,024.32	0.20	0.20	0.04
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.04	1,024.32	0.20	0.20	0.04
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.04	1,024.32	0.20	0.20	0.04
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.05	1,024.32	0.20	0.20	0.04
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.05	1,024.32	0.20	0.20	0.04
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.05	1,024.32	0.20	0.20	0.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (9.5%)
International Banks (9.5%)
Banco Del Estado De Chile
0.22%, 5/1/15	$6,000	$6,000
Bank of Montreal
0.23%, 5/13/15	31,250	31,250
Credit Industriel et Commercial
0.30%, 5/4/15	41,500	41,500
Lloyds Bank PLC
0.14%, 5/6/15	40,000	40,000
Mizuho Bank Ltd.
0.27%, 6/15/15	32,250	32,250
Natixis
0.30%, 5/1/15	11,750	11,750
Oversea Chinese Banking Corp.,
0.19%, 7/1/15 - 7/7/15	26,500	26,499
0.21%, 5/20/15	6,500	6,500
0.22%, 5/12/15	6,250	6,250
Sumitomo Mitsui Banking Corp.,
0.26%, 6/4/15	18,250	18,250
0.28%, 6/17/15	30,250	30,250
Total Certificates of Deposit (Cost $250,499)		250,499
Commercial Paper (a) (10.1%)
Automobiles (3.4%)
Toyota Credit Canada, Inc.
0.30%, 7/2/15	55,000	54,972
Toyota Motor Credit Corp.,
0.25%, 6/4/15 - 6/19/15	34,300	34,289
		89,261
Domestic Bank (3.8%)
Barclays U.S. Funding LLC 0.12%, 5/1/15	100,000	100,000
Food & Beverage (0.1%)
Coca-Cola Co. 0.24%, 6/17/15 (b)	3,500	3,499
International Banks (2.8%)
Banque Et Caisse,
0.23%, 5/4/15	14,500	14,500
0.27%, 6/9/15	7,700	7,698
Caisse des Depots et Consignations
0.25%, 5/11/15	25,000	24,998
Erste Abwicklungsanstalt
0.25%, 6/11/15	17,000	16,995
United Overseas Bank Ltd.
0.25%, 6/8/15 (b)	9,900	9,898
		74,089
Total Commercial Paper (Cost $266,849)		266,849
Corporate Bonds (6.9%)
International Banks (6.9%)
ANZ National International Ltd.,
1.85%, 10/15/15 (b)	2,750	2,766
3.13%, 8/10/15 (b)	57,377	57,799
	Face Amount (000)	Value (000)
Credit Suisse
5.13%, 8/15/15	$12,339	$12,505
HSBC Bank PLC
3.50%, 6/28/15 (b)	39,125	39,318
Macquarie Bank Ltd.
3.45%, 7/27/15 (b)	7,875	7,930
National Australia Bank
1.60%, 8/7/15	24,800	24,879
National Bank of Canada
1.50%, 6/26/15	12,290	12,312
Shell International Finance BV
3.10%, 6/28/15	14,997	15,063
Westpac Banking Corp.
3.00%, 8/4/15	8,334	8,390
Total Corporate Bonds (Cost $180,962)		180,962
Extendible Floating Rate Notes (3.3%)
Domestic Banks (1.9%)
JP Morgan Chase Bank NA (Extendible Maturity Date 5/6/16) 0.42%, 3/7/19	25,000	25,000
Wells Fargo Bank NA (Extendible Maturity Date 5/13/16) 0.36%, 7/15/19	26,500	26,500
		51,500
International Bank (1.4%)
Svenska Handelsbanken AB (Extendible Maturity Date 10/15/15) 0.33%, 5/13/16 (b)	36,700	36,700
Total Extendible Floating Rate Notes (Cost $88,200)		88,200
Floating Rate Notes (20.2%)
Domestic Banks (2.2%)
HSBC Bank USA NA,
0.27%, 8/4/15	2,000	2,000
0.28%, 7/21/15 - 7/22/15	25,750	25,750
U.S. Bank NA
0.24%, 7/27/15	29,250	29,250
		57,000
International Banks (18.0%)
Bank of Montreal
0.27%, 10/23/15	21,000	21,000
Bank of Nova Scotia,
0.26%, 8/4/15 - 9/3/15	47,750	47,750
0.41%, 1/29/16	33,000	33,000
BNP Paribas SA,
0.32%, 9/30/15	15,000	15,000
0.33%, 10/2/15	14,000	14,000
0.43%, 12/23/15	14,750	14,750
Commonwealth Bank of Australia,
0.27%, 6/1/15 (b)	20,000	20,000
1.07%, 9/18/15 (b)	3,250	3,260
Credit Industriel et Commercial,
0.33%, 9/18/15 - 10/2/15	23,500	23,500

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Credit Suisse,
0.31%, 8/13/15	$10,000	$10,000
0.38%, 9/17/15	35,000	35,000
0.58%, 8/24/15	8,450	8,454
Macquarie Bank Ltd.,
0.56%, 5/1/15 (b)	8,250	8,250
0.57%, 5/6/15 (b)	4,500	4,500
National Australia Bank
1.39%, 8/7/15	5,250	5,266
Rabobank Nederland NY
0.32%, 7/6/15	12,500	12,500
Royal Bank of Canada
0.39%, 12/1/15	55,000	54,998
Sumitomo Mitsui Banking Corp.,
0.32%, 8/27/15	22,750	22,750
0.34%, 10/22/15	27,000	27,000
Toronto Dominion Bank,
0.25%, 6/8/15	9,800	9,800
0.27%, 11/6/15	15,000	15,000
Westpac Banking Corp.,
0.27%, 5/6/15	23,900	23,900
1.03%, 9/25/15	43,620	43,748
		473,426
Total Floating Rate Notes (Cost $530,426)		530,426
Repurchase Agreements (36.4%)
ABN Amro Securities LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by a U.S. Government agency security, 1.63% due 1/21/20 and various U.S. Government obligations, 1.38% - 1.75% due 6/30/18 - 5/15/23; valued at $50,963)	50,000	50,000
ABN Amro Securities LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $25,000; fully collateralized by various Corporate Bonds, 0.63% - 7.38% due 6/12/15 - 8/12/43, U.S. Government agency securities, 2.50% - 2.85% due 4/15/28 - 2/1/45 and a U.S. Government obligation, 0.88% due 6/15/17; valued at $26,189)	25,000	25,000
ABN Amro Securities LLC, (0.28%, dated 2/11/15, due 5/11/15; proceeds $10,007; fully collateralized by various Common Stocks; valued at $10,500) (Demand 5/7/15)	10,000	10,000
ABN Amro Securities LLC, (0.28%, dated 2/27/15, due 5/29/15; proceeds $5,004; fully collateralized by various Common Stocks; valued at $5,250) (Demand 5/7/15)	5,000	5,000
ABN Amro Securities LLC, (0.28%, dated 4/23/15, due 7/23/15; proceeds $15,011; fully collateralized by various Common Stocks; valued at $15,750) (Demand 5/7/15)	15,000	15,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $25,076; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 5/1/26 - 3/1/45 and a U.S. Government obligation, 0.63% due 9/30/17; valued at $25,799) (Demand 5/7/15)	25,000	25,000
	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $60,214; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 2/1/26 - 4/1/45 and a U.S. Government obligation, 2.38% due 1/15/17; valued at $61,875) (Demand 5/7/15)	$60,000	$60,000
Barclays Capital, Inc., (0.10%, dated 4/30/15, due 5/1/15; proceeds $10,000; fully collateralized by a U.S. Government obligation, 1.50% due 5/31/19; valued at $10,162)	10,000	10,000
Barclays Capital, Inc., (0.71%, dated 2/2/15, due 5/19/15; proceeds $13,528; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 4.00% due 6/1/15 - 3/30/43, a Convertible Preferred Stock and various Preferred Stocks; valued at $14,421) (Demand 5/1/15) (c)	13,500	13,500
BNP Paribas Securities Corp., (0.12%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 6/1/19 - 4/1/45; valued at $51,410)	50,000	50,000
BNP Paribas Securities Corp., (0.16%, dated 4/30/15, due 5/1/15; proceeds $35,000; fully collateralized by various Corporate Bonds, 1.75% - 5.90% due 5/1/15 - 9/15/23; valued at $36,730)	35,000	35,000
BNP Paribas Securities Corp., (0.20%, dated 4/30/15, due 5/1/15; proceeds $5,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $5,250)	5,000	5,000
Citigroup Global Markets, Inc., (0.20%, dated 4/30/15, due 5/1/15; proceeds $15,000; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000
Credit Agricole Corp., (0.12%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 4/1/40 - 2/20/43; valued at $51,524)	50,000	50,000
Credit Suisse Securities USA, (0.18%, dated 4/30/15, due 5/1/15; proceeds $3,000; fully collateralized by various Common Stocks; valued at $3,150)	3,000	3,000
Credit Suisse Securities USA, (0.65%, dated 2/2/15, due 5/4/15; proceeds $34,056; fully collateralized by various Corporate Bonds, 4.75% - 9.13% due 3/1/17 - 2/15/25; valued at $36,041)	34,000	34,000
Credit Suisse Securities USA, (0.65%, dated 3/13/15, due 5/4/15; proceeds $20,019; fully collateralized by various Corporate Bonds, 0.95% - 8.75% due 2/1/18 - 3/15/32 (d); valued at $21,174)	20,000	20,000
HSBC Securities USA, Inc., (0.15%, dated 4/30/15, due 5/1/15; proceeds $35,000; fully collateralized by various Corporate Bonds, 1.70% - 4.38% due 5/27/16 - 3/15/45; valued at $36,754)	35,000	35,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HSBC Securities USA, Inc., (0.25%, dated 4/30/15, due 5/1/15; proceeds $20,000; fully collateralized by various Corporate Bonds, 5.25% - 7.63% due 4/15/18 - 3/15/25; valued at $21,202)	$20,000	$20,000
ING Financial Markets LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $15,000; fully collateralized by various Corporate Bonds, 0.65% - 5.75% due 4/3/17 - 11/2/32; valued at $15,753)	15,000	15,000
ING Financial Markets LLC, (0.28%, dated 4/30/15, due 5/1/15; proceeds $10,250; fully collateralized by various Corporate Bonds, 4.50% - 6.50% due 4/15/20 - 5/1/23; valued at $10,867)	10,250	10,250
ING Financial Markets LLC, (0.40%, dated 4/9/15, due 7/9/15; proceeds $5,005; fully collateralized by various Corporate Bonds, 6.50% - 7.88% due 10/30/17 - 3/15/23; valued at $5,300) (Demand 5/7/15)	5,000	5,000
JP Morgan Clearing Corp., (0.31%, dated 3/5/15, due 6/3/15; proceeds $50,039; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $52,290) (Demand 5/7/15)	50,000	50,000
JP Morgan Clearing Corp., (0.51%, dated 2/13/15, due 8/8/15; proceeds $5,012; fully collateralized by various Common Stocks; valued at $5,492) (Demand 5/14/15) (c)	5,000	5,000
JP Morgan Clearing Corp., (0.61%, dated 2/13/15, due 8/8/15; proceeds $30,089; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 6/1/15 - 4/1/63; valued at $32,676) (Demand 5/14/15) (c)	30,000	30,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 4/30/15, due 5/1/15; proceeds $20,000; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 3.50% due 5/15/18 - 2/15/44 and a Convertible Preferred Stock; valued at $21,670)	20,000	20,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 4/30/15, due 5/1/15; proceeds $85,000; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 1.63% due 5/15/18 - 8/1/32, a Convertible Preferred Stock and various Preferred Stocks; valued at $89,965)	85,000	85,000
Merrill Lynch Pierce Fenner & Smith, (0.56%, dated 1/21/15, due 6/19/15; proceeds $13,531; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 3.50% due 5/15/18 - 2/15/44 and Convertible Preferred Stocks; valued at $14,784) (Demand 5/1/15) (c)	13,500	13,500
Merrill Lynch Pierce Fenner & Smith, (0.56%, dated 1/29/15, due 6/19/15; proceeds $6,013; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 3.50% due 5/15/18 - 2/15/44 and Convertible Preferred Stocks; valued at $6,569) (Demand 5/1/15) (c)	6,000	6,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.28%, dated 1/15/15, due 7/13/15; proceeds $5,007; fully collateralized by various Corporate Bonds, 0.56% - 9.38% due 12/15/16 - 4/1/45; valued at $5,250) (Demand 5/7/15)	$5,000	$5,000
RBC Capital Markets LLC, (0.29%, dated 12/8/14, due 6/8/15; proceeds $20,029; fully collateralized by various Corporate Bonds, 1.05% - 8.25% due 10/11/16 - 4/1/45 (d); valued at $21,000) (Demand 5/7/15)	20,000	20,000
RBC Capital Markets LLC, (0.29%, dated 3/17/15, due 6/16/15; proceeds $10,007; fully collateralized by various Corporate Bonds, 0.56% - 8.25% due 1/22/19 - 3/15/45; valued at $10,500) (Demand 5/7/15)	10,000	10,000
RBC Capital Markets LLC, (0.29%, dated 3/19/15, due 6/17/15; proceeds $10,007; fully collateralized by various Corporate Bonds, 0.56% - 9.38% due 12/15/16 - 3/15/45; valued at $10,500) (Demand 5/7/15)	10,000	10,000
RBC Capital Markets LLC, (0.35%, dated 3/16/15, due 6/15/15; proceeds $10,009; fully collateralized by various Corporate Bonds, 4.75% - 10.75% due 12/15/17 - 11/15/24; valued at $10,600) (Demand 5/7/15)	10,000	10,000
RBC Capital Markets LLC, (0.35%, dated 3/4/15, due 6/3/15; proceeds $5,004; fully collateralized by various Corporate Bonds, 5.38% - 10.75% due 10/1/18 - 7/15/37; valued at $5,300) (Demand 5/7/15)	5,000	5,000
RBC Capital Markets LLC, (0.37%, dated 1/15/15, due 7/13/15; proceeds $5,009; fully collateralized by various Corporate Bonds, 6.13% - 10.75% due 12/15/17 - 2/15/27; valued at $5,300) (Demand 5/7/15)	5,000	5,000
Scotia Capital USA, Inc., (0.25%, dated 4/30/15, due 5/1/15; proceeds $30,000; fully collateralized by various Corporate Bonds, 7.88% - 8.75% due 6/15/16 - 6/15/17; valued at $31,850)	30,000	30,000
SG Americas Securities, (0.27%, dated 4/30/15, due 5/1/15; proceeds $12,000; fully collateralized by various Corporate Bonds, 0.54% - 11.50% due 1/21/16 - 5/1/67; valued at $12,697)	12,000	12,000
TD Securities USA LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $10,000; fully collateralized by various U.S. Government agency securities, 0.50% - 6.50% due 9/28/16 - 4/1/45; valued at $10,297)	10,000	10,000
Wells Fargo Bank NA, (0.12%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by a U.S. Government agency security, 3.50% due 3/1/42; valued at $103,276)	100,000	100,000
Wells Fargo Securities LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $10,000; fully collateralized by various Corporate Bonds, 0.69% - 6.00% due 8/3/15 - 11/15/17; valued at $10,500)	10,000	10,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (0.20%, dated 4/30/15, due 5/1/15; proceeds $5,000; fully collateralized by various Corporate Bonds, 4.63% - 10.38% due 12/1/15 - 12/15/29; valued at $5,300)	$5,000	$5,000
Wells Fargo Securities LLC, (0.60%, dated 3/2/15, due 6/2/15; proceeds $5,008; fully collateralized by various Convertible Bonds, 0.25% - 6.00% due 6/1/15 - 2/15/44 and Convertible Preferred Stocks; valued at $5,650) (c)	5,000	5,000
Total Repurchase Agreements (Cost $957,250)		957,250
Tax-Exempt Instruments (2.0%)
Closed-End Investment Companies (1.1%)
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 5 (AMT) 0.18%, 8/1/40 (b)	9,000	9,000
VRDP Ser 6 (AMT) 0.18%, 8/1/40 (b)	3,800	3,800
Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 3 0.17%, 12/1/40 (b)	17,000	17,000
		29,800
Municipal Bond (0.9%)
Riverside, CA, Pension Obligation Ser 2014 A BANs (Taxable) 0.60%, 6/1/15	22,000	22,000
Total Tax-Exempt Instruments (Cost $51,800)		51,800
Time Deposits (9.3%)
International Banks (9.3%)
Credit Agricole CIB Grand Cayman
0.07%, 5/1/15	130,000	130,000
Natixis Grand Cayman
0.06%, 5/1/15	115,000	115,000
Total Time Deposits (Cost $245,000)		245,000
Total Investments (97.7%) (Cost $2,570,986)		2,570,986
Other Assets in Excess of Liabilities (2.3%)		59,320
Net Assets (100.0%)		$2,630,306

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Illiquid security.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2015.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	37.2%
Floating Rate Notes	20.6
Commercial Paper	10.4
Certificates of Deposit	9.8
Time Deposits	9.5
Corporate Bonds	7.0
Other*	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (13.6%)
Domestic Bank (1.3%)
HSBC Bank USA NA 0.28%, 6/19/15	$250,000	$250,000
International Banks (12.3%)
Banco Del Estado De Chile
0.22%, 5/1/15	43,500	43,500
Bank of Montreal
0.23%, 5/13/15	213,250	213,250
Credit Industriel et Commercial
0.30%, 5/4/15	317,000	317,000
Lloyds Bank PLC,
0.14%, 5/6/15 - 5/7/15	612,000	612,000
Mizuho Bank Ltd.
0.27%, 6/15/15	208,750	208,750
Natixis
0.30%, 5/1/15	81,500	81,500
Oversea Chinese Banking Corp.,
0.19%, 7/1/15 - 7/7/15	182,000	181,997
0.21%, 5/20/15	41,000	41,000
0.22%, 5/12/15	42,500	42,500
Sumitomo Mitsui Banking Corp.,
0.12%, 5/7/15	170,000	170,000
0.26%, 6/4/15	136,500	136,500
0.28%, 6/17/15	213,250	213,250
		2,261,247
Total Certificates of Deposit (Cost $2,511,247)		2,511,247
Commercial Paper (a) (7.9%)
Automobiles (1.8%)
Toyota Motor Credit Corp., 0.25%, 6/4/15 - 6/19/15	327,800	327,702
Domestic Banks (1.3%)
Bank of New York Mellon Corp.
0.07%, 5/1/15 (b)	50,000	50,000
Barclays U.S. Funding LLC
0.12%, 5/1/15	190,000	190,000
		240,000
Food & Beverage (0.9%)
Coca-Cola Co.,
0.20%, 5/8/15 (b)	29,600	29,599
0.23%, 6/16/15 (b)	100,000	99,970
0.24%, 6/17/15 (b)	32,300	32,290
		161,859
International Banks (3.9%)
Credit Agricole
0.07%, 5/1/15	500,000	500,000
NRW Bank
0.15%, 5/8/15	217,000	216,994
		716,994
Total Commercial Paper (Cost $1,446,555)		1,446,555
	Face Amount (000)	Value (000)
Corporate Bonds (1.1%)
Automobiles (0.6%)
Toyota Motor Credit Corp.,
0.88%, 7/17/15	$37,700	$37,742
3.20%, 6/17/15	74,569	74,841
		112,583
Domestic Banks (0.2%)
Bank of New York Company, Inc.
2.95%, 6/18/15	9,800	9,831
General Electric Capital Corp.
1.63%, 7/2/15	27,880	27,942
		37,773
International Banks (0.3%)
Commonwealth Bank of Australia
1.25%, 9/18/15	20,550	20,609
Credit Suisse
5.13%, 8/15/15	27,387	27,755
		48,364
Total Corporate Bonds (Cost $198,720)		198,720
Extendible Floating Rate Notes (6.1%)
Domestic Banks (4.2%)
JP Morgan Chase Bank NA (Extendible Maturity Date 5/6/16) 0.42%, 3/7/19	420,000	420,000
Wells Fargo Bank NA (Extendible Maturity Date 5/19/16) 0.38%, 3/20/19	352,000	352,000
		772,000
International Bank (1.9%)
Royal Bank of Canada (Extendible Maturity Date 4/29/16) 0.39%, 4/1/19	350,000	349,989
Total Extendible Floating Rate Notes (Cost $1,121,989)		1,121,989
Floating Rate Notes (19.5%)
Domestic Banks (2.8%)
HSBC Bank USA NA,
0.27%, 8/4/15	48,250	48,250
0.28%, 7/21/15 - 7/22/15	236,500	236,500
U.S. Bank NA,
0.24%, 7/27/15	197,250	197,250
0.33%, 10/1/15	25,350	25,355
		507,355
International Banks (16.7%)
Bank of Montreal
0.27%, 10/23/15	169,000	169,000
Bank of Nova Scotia,
0.26%, 8/4/15 - 9/3/15	328,250	328,250
0.41%, 1/29/16	237,250	237,250
BNP Paribas SA,
0.32%, 9/30/15	109,000	109,000
0.33%, 10/2/15	103,000	103,000
0.43%, 12/23/15	107,750	107,750

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Credit Industriel et Commercial,
0.32%, 8/17/15	$250,000	$250,000
0.33%, 9/18/15 - 10/2/15	163,750	163,750
Credit Suisse,
0.31%, 8/13/15	185,000	185,000
0.38%, 9/17/15	205,000	205,000
Rabobank Nederland NY
0.32%, 7/6/15	124,450	124,450
Sumitomo Mitsui Banking Corp.,
0.32%, 8/27/15	168,500	168,500
0.34%, 10/22/15	214,000	214,000
Toronto Dominion Bank,
0.25%, 6/8/15	88,050	88,050
0.27%, 11/6/15	125,000	125,000
0.28%, 7/22/15	223,800	223,800
Westpac Banking Corp.,
0.27%, 5/6/15 - 5/26/15	273,100	273,099
		3,074,899
Total Floating Rate Notes (Cost $3,582,254)		3,582,254
Repurchase Agreements (44.1%)
ABN Amro Securities LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $270,001; fully collateralized by various U.S. Government agency securities, 1.63% - 5.50% due 7/1/15 - 1/1/42; valued at $277,279)	270,000	270,000
ABN Amro Securities LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $225,001; fully collateralized by various Corporate Bonds, Zero Coupon - 10.50% due 5/1/15 - 7/15/44; valued at $236,253)	225,000	225,000
ABN Amro Securities LLC, (0.28%, dated 2/11/15, due 5/11/15; proceeds $65,045; fully collateralized by various Common Stocks; valued at $68,250) (Demand 5/7/15)	65,000	65,000
ABN Amro Securities LLC, (0.28%, dated 2/27/15, due 5/29/15; proceeds $40,028; fully collateralized by various Common Stocks; valued at $42,000) (Demand 5/7/15)	40,000	40,000
ABN Amro Securities LLC, (0.28%, dated 4/23/15, due 7/23/15; proceeds $108,076; fully collateralized by various Common Stocks; valued at $113,400) (Demand 5/7/15)	108,000	108,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $100,305; fully collateralized by various U.S. Government agency securities, 2.08% - 5.50% due 5/1/26 - 4/20/62; valued at $103,000) (Demand 5/7/15)	100,000	100,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $275,834; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.50% due 6/15/15 - 9/20/61; valued at $283,230) (Demand 5/7/15)	275,000	275,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $501,784; fully collateralized by various U.S. Government agency securities, 1.86% - 6.00% due 12/1/18 - 6/20/61; valued at $515,104) (Demand 5/7/15)	500,000	500,000
	Face Amount (000)	Value (000)
Barclays Capital, Inc., (0.10%, dated 4/30/15, due 5/1/15; proceeds $10,000; fully collateralized by various U.S. Government obligations, 0.11% - 3.13% due 4/15/16 - 8/15/44; valued at $10,162)	$10,000	$10,000
Barclays Capital, Inc., (0.71%, dated 2/2/15, due 5/19/15; proceeds $144,051; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 3.88% due 11/15/16 - 3/30/43, Convertible Preferred Stocks and Preferred Stocks; valued at $154,753) (Demand 5/1/15) (c)	143,750	143,750
BNP Paribas Securities Corp., (0.12%, dated 4/30/15, due 5/1/15; proceeds $75,000; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 8/1/17 - 8/1/48; valued at $77,202)	75,000	75,000
BNP Paribas Securities Corp., (0.16%, dated 4/30/15, due 5/1/15; proceeds $265,001; fully collateralized by various Corporate Bonds, 0.64% - 12.00% due 5/15/15 - 3/1/47; valued at $278,065)	265,000	265,000
BNP Paribas Securities Corp., (0.20%, dated 4/30/15, due 5/1/15; proceeds $54,500; fully collateralized by various Common Stocks and Preferred Stocks; valued at $57,225)	54,500	54,500
BNP Paribas Securities Corp., (0.30%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various Convertible Bonds, 0.75% - 9.00% due 6/1/15 - 4/1/63 and Convertible Preferred Stocks; valued at $56,500)	50,000	50,000
BNP Paribas Securities Corp., (0.44%, dated 4/8/15, due 5/8/15; proceeds $150,055; fully collateralized by various Corporate Bonds, 1.38% - 12.63% due 9/10/15 - 7/15/39 (d); valued at $158,641) (Demand 5/7/15)	150,000	150,000
BNP Paribas Securities Corp., (0.50%, dated 4/22/15, due 5/22/15; proceeds $50,021; fully collateralized by various Corporate Bonds, 1.40% - 9.25% due 5/1/16 - 1/23/45; valued at $52,858) (Demand 5/7/15)	50,000	50,000
Citibank NA, (0.08%, dated 4/29/15, due 5/6/15; proceeds $100,002; fully collateralized by various U.S. Government agency securities, 0.88% - 4.50% due 5/21/18 - 7/20/44 and U.S. Government obligations, 1.50% - 3.50% due 12/31/18 - 5/15/44; valued at $102,729)	100,000	100,000
Citigroup Global Markets, Inc., (0.20%, dated 4/30/15, due 5/1/15; proceeds $85,000; fully collateralized by various Common Stocks; valued at $89,250)	85,000	85,000
Credit Agricole Corp., (0.12%, dated 4/30/15, due 5/1/15; proceeds $215,001; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 4/1/25 - 11/1/44 and a U.S. Government obligation, 1.50% due 1/31/19; valued at $220,970)	215,000	215,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Suisse Securities USA, (0.10%, dated 4/30/15, due 5/1/15; proceeds $175,000; fully collateralized by various U.S. Government obligations, 0.25% - 4.00% due 4/15/16 - 2/29/20; valued at $178,501)	$175,000	$175,000
Credit Suisse Securities USA, (0.18%, dated 4/30/15, due 5/1/15; proceeds $212,001; fully collateralized by various Common Stocks; valued at $222,601)	212,000	212,000
Credit Suisse Securities USA, (0.45%, dated 4/30/15, due 5/7/15; proceeds $45,004; fully collateralized by various Corporate Bonds, 5.88% - 9.63% due 6/1/18 - 6/1/23; valued at $47,701)	45,000	45,000
Credit Suisse Securities USA, (0.65%, dated 2/2/15, due 5/4/15; proceeds $115,190; fully collateralized by various Corporate Bonds, 6.25% - 10.00% due 11/1/17 - 8/15/24; valued at $121,901)	115,000	115,000
Credit Suisse Securities USA, (0.65%, dated 3/13/15, due 5/4/15; proceeds $130,122; fully collateralized by various Corporate Bonds, 5.00% - 12.63% due 6/1/17 - 10/1/40; valued at $137,800)	130,000	130,000
Federal Reserve Bank of New York, (0.05%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by a U.S. Government obligation, 2.00% due 11/15/21; valued at $99,994)	100,000	100,000
HSBC Securities USA, Inc., (0.15%, dated 4/30/15, due 5/1/15; proceeds $220,001; fully collateralized by various Corporate Bonds, Zero Coupon - 8.25% due 9/15/16 - 5/1/25 (d); valued at $233,202)	220,000	220,000
HSBC Securities USA, Inc., (0.25%, dated 4/30/15, due 5/1/15; proceeds $170,001; fully collateralized by various Corporate Bonds, 3.88% - 12.63% due 5/1/16 - 3/15/29; valued at $180,202)	170,000	170,000
ING Financial Markets LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $25,000; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 8/1/41 - 10/1/44; valued at $25,753)	25,000	25,000
ING Financial Markets LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $110,000; fully collateralized by various Corporate Bonds, 1.90% - 8.38% due 10/15/15 - 6/30/66; valued at $115,504)	110,000	110,000
ING Financial Markets LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $65,000; fully collateralized by various Corporate Bonds, Zero Coupon - 7.30% due 3/15/18 - 9/1/67; valued at $68,253)	65,000	65,000
ING Financial Markets LLC, (0.28%, dated 4/30/15, due 5/1/15; proceeds $83,001; fully collateralized by various Corporate Bonds, 5.13% - 12.50% due 4/1/17 - 2/15/25; valued at $87,982)	83,000	83,000
	Face Amount (000)	Value (000)
ING Financial Markets LLC, (0.38%, dated 4/21/15, due 5/20/15; proceeds $15,005; fully collateralized by various Corporate Bonds, 5.13% - 10.50% due 6/1/17 - 3/15/25; valued at $15,905) (Demand 5/7/15)	$15,000	$15,000
ING Financial Markets LLC, (0.40%, dated 4/9/15, due 7/9/15; proceeds $20,020; fully collateralized by various Corporate Bonds, 4.88% - 9.50% due 5/1/19 - 2/15/25; valued at $21,201) (Demand 5/7/15)	20,000	20,000
JP Morgan Clearing Corp., (0.31%, dated 3/5/15, due 6/3/15; proceeds $105,081; fully collateralized by various Convertible Bonds, Zero Coupon due 6/1/15 - 1/15/31; valued at $113,209) (Demand 5/7/15)	105,000	105,000
JP Morgan Clearing Corp., (0.51%, dated 2/13/15, due 9/8/15; proceeds $75,219; fully collateralized by various Common Stocks; valued at $79,228) (Demand 5/14/15) (c)	75,000	75,000
JP Morgan Clearing Corp., (0.53%, dated 7/24/14, due 9/8/15; proceeds $125,749; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 11/15/16 - 4/1/63; valued at $130,167) (Demand 7/17/15) (c)	125,000	125,000
JP Morgan Clearing Corp., (0.61%, dated 2/13/15, due 9/8/15; proceeds $220,768; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $241,182) (Demand 5/14/15) (c)	220,000	220,000
JP Morgan Securities LLC, (0.10%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by various U.S. Government obligations, 0.88% - 3.75% due 11/30/16 - 11/15/43; valued at $102,005)	100,000	100,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 4/30/15, due 5/1/15; proceeds $165,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $173,250)	165,000	165,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 4/30/15, due 5/1/15; proceeds $215,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $224,886)	215,000	215,000
Merrill Lynch Pierce Fenner & Smith, (0.56%, dated 1/21/15, due 6/19/15; proceeds $186,932; fully collateralized by various Common Stocks and Preferred Stocks; valued at $195,825) (Demand 5/1/15) (c)	186,500	186,500
Merrill Lynch Pierce Fenner & Smith, (0.56%, dated 1/29/15, due 6/19/15; proceeds $60,132; fully collateralized by various Common Stocks; valued at $63,000) (Demand 5/1/15) (c)	60,000	60,000
Natixis, (0.14%, dated 4/30/15, due 5/1/15; proceeds $350,001; fully collateralized by Cash and various U.S. Government obligations, Zero Coupon - 6.88% due 11/12/15 - 11/15/44; valued at $359,620)	350,000	350,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Natixis, (0.15%, dated 4/30/15, due 5/1/15; proceeds $250,001; fully collateralized by a U.S. Government agency security, 1.77% due 3/18/21 and various U.S. Government obligations, 0.50% - 4.50% due 7/15/16 - 2/15/44; valued at $254,587)	$250,000	$250,000
RBC Capital Markets LLC, (0.12%, dated 4/6/15, due 7/6/15; proceeds $250,076; fully collateralized by various U.S. Government agency securities, 1.33% - 5.00% due 11/1/25 - 4/20/45; valued at $257,479) (Demand 5/7/15)	250,000	250,000
RBC Capital Markets LLC, (0.28%, dated 1/15/15, due 7/13/15; proceeds $27,538; fully collateralized by various Corporate Bonds, 0.56% - 8.25% due 9/15/17 - 4/1/45 (d); valued at $28,875) (Demand 5/7/15)	27,500	27,500
RBC Capital Markets LLC, (0.29%, dated 12/8/14, due 6/8/15; proceeds $180,264; fully collateralized by various Corporate Bonds, Zero Coupon - 10.20% due 10/5/15 - 9/15/48 (d); valued at $188,997) (Demand 5/7/15)	180,000	180,000
RBC Capital Markets LLC, (0.29%, dated 3/17/15, due 6/16/15; proceeds $50,037; fully collateralized by various Corporate Bonds, 0.56% - 9.38% due 2/7/16 - 3/15/45 (d); valued at $52,500) (Demand 5/7/15)	50,000	50,000
RBC Capital Markets LLC, (0.29%, dated 3/19/15, due 6/17/15; proceeds $85,062; fully collateralized by various Corporate Bonds, Zero Coupon - 9.25% due 7/15/16 - 3/15/45 (d); valued at $89,255) (Demand 5/7/15)	85,000	85,000
RBC Capital Markets LLC, (0.35%, dated 2/5/15, due 5/6/15; proceeds $84,074; fully collateralized by various Corporate Bonds, 3.88% - 10.75% due 5/15/17 - 7/15/37; valued at $89,049)	84,000	84,000
RBC Capital Markets LLC, (0.35%, dated 3/16/15, due 6/15/15; proceeds $49,544; fully collateralized by various Corporate Bonds, 5.38% - 10.75% due 10/15/17 - 11/15/24; valued at $52,501) (Demand 5/7/15)	49,500	49,500
RBC Capital Markets LLC, (0.35%, dated 3/4/15, due 6/3/15; proceeds $40,035; fully collateralized by various Corporate Bonds, 5.13% - 10.75% due 3/1/17 - 2/15/67; valued at $42,400) (Demand 5/7/15)	40,000	40,000
RBC Capital Markets LLC, (0.37%, dated 1/15/15, due 7/13/15; proceeds $27,551; fully collateralized by various Corporate Bonds, 3.50% - 11.50% due 9/15/16 - 2/15/27 (d); valued at $29,150) (Demand 5/7/15)	27,500	27,500
Scotia Capital USA, Inc., (0.25%, dated 4/30/15, due 5/1/15; proceeds $275,002; fully collateralized by various Corporate Bonds, 5.00% - 8.75% due 12/1/15 - 6/1/19; valued at $291,535)	275,000	275,000
	Face Amount (000)	Value (000)
SG Americas Securities, (0.27%, dated 4/30/15, due 5/1/15; proceeds $90,001; fully collateralized by various Corporate Bonds, 1.38% - 11.50% due 7/15/15 - 10/15/97; valued at $95,043)	$90,000	$90,000
Societe Generale, (0.15%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 1.50% due 5/14/15 - 4/30/17; valued at $101,983)	100,000	100,000
Societe Generale, (0.17%, dated 4/30/15, due 5/1/15; proceeds $300,001; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 9/1/29 - 5/1/45; valued at $309,018)	300,000	300,000
TD Securities USA LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $80,000; fully collateralized by various Corporate Bonds, 0.81% - 6.40% due 9/1/15 - 4/30/25, U.S. Government agency securities, 2.50% - 6.63% due 1/1/26 - 4/1/45 and a U.S. Government obligation, 8.13% due 8/15/19; valued at $82,533)	80,000	80,000
TD Securities USA LLC, (0.12%, dated 4/30/15, due 5/7/15; proceeds $25,001; fully collateralized by a U.S. Government agency security, 2.50% due 2/1/28 and various U.S. Government obligations, 1.00% - 3.38% due 2/15/18 - 11/15/19; valued at $25,664)	25,000	25,000
Wells Fargo Securities LLC, (0.12%, dated 4/30/15, due 5/7/15; proceeds $125,003; fully collateralized by various U.S. Government agency securities, 3.20% - 3.50% due 4/1/30 - 7/1/42; valued at $128,996)	125,000	125,000
Wells Fargo Securities LLC, (0.15%, dated 4/30/15, due 5/1/15; proceeds $115,000; fully collateralized by various Corporate Bonds, Zero Coupon - 9.00% due 6/16/15 - 4/15/25; valued at $120,750)	115,000	115,000
Wells Fargo Securities LLC, (0.20%, dated 4/30/15, due 5/1/15; proceeds $55,000; fully collateralized by various Corporate Bonds, 2.25% - 11.13% due 7/15/15 - 3/15/43 (d); valued at $58,300)	55,000	55,000
Wells Fargo Securities LLC, (0.60%, dated 3/2/15, due 6/2/15; proceeds $35,054; fully collateralized by various Convertible Bonds, 0.25% - 6.00% due 6/1/15 - 2/15/44, Convertible Preferred Stocks and Preferred Stocks; valued at $39,374) (c)	35,000	35,000
Total Repurchase Agreements (Cost $8,111,250)		8,111,250
Tax-Exempt Instruments (0.5%)
Closed-End Investment Companies (0.3%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2 0.19%, 12/1/40 (b)	15,000	15,000
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 4 (AMT) 0.19%, 12/1/42 (b)	24,000	24,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Closed-End Investment Companies (cont'd)
Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) 0.18%, 12/1/40 (b)	$14,500	$14,500
Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT) 0.19%, 8/3/43 (b)	5,000	5,000
		58,500
Weekly Variable Rate Bonds (0.2%)
Colorado Housing & Finance Authority, Multi-Family Class 1 2006 Ser A-1 (Taxable) 0.13%, 10/1/36	29,450	29,450
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable) 0.18%, 7/1/38	3,645	3,645
Residential Housing Finance 2007 Ser T (Taxable) 0.18%, 7/1/48	12,235	12,235
		45,330
Total Tax-Exempt Instruments (Cost $103,830)		103,830
Time Deposit (1.1%)
International Bank (1.1%)
Branch Banking & Trust Cayman Islands 0.05%, 5/1/15 (Cost $200,000)	200,000	200,000
Total Investments (93.9%) (Cost $17,275,845)		17,275,845
Other Assets in Excess of Liabilities (6.1%)		1,112,553
Net Assets (100.0%)		$18,388,398

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Illiquid security.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2015.

AMT  Alternative Minimum Tax.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	47.0%
Floating Rate Notes	20.7
Certificates of Deposit	14.5
Commercial Paper	8.4
Extendible Floating Rate Notes	6.5
Other*	2.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (72.1%)
ABN Amro Securities LLC, (0.10%, dated 4/30/15, due 5/1/15; proceeds $25,000; fully collateralized by various U.S. Government obligations, 0.13% - 1.75% due 6/15/17 - 5/15/23; valued at $25,560)	$25,000	$25,000
ABN Amro Securities LLC, (0.11%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by various U.S. Government agency securities, 0.75% - 1.75% due 7/28/17 - 5/30/19 and U.S. Government obligations, 0.13% - 2.25% due 10/31/15 - 1/15/23; valued at $101,993)	100,000	100,000
ABN Amro Securities LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $825,003; fully collateralized by various U.S. Government agency securities, 1.00% - 10.75% due 2/20/17 - 3/20/64 and U.S. Government obligations, 0.13% - 3.75% due 10/31/15 - 8/15/41; valued at $846,386)	825,000	825,000
Bank of Montreal, (0.08%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.25% due 9/15/16 - 11/15/38 and U.S. Government obligations, Zero Coupon - 9.88% due 6/4/15 - 5/15/43; valued at $51,000)	50,000	50,000
Bank of Montreal, (0.08%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, 0.88% - 8.00% due 1/31/18 - 2/15/44; valued at $50,965)	50,000	50,000
Bank of Montreal, (0.09%, dated 4/30/15, due 5/1/15; proceeds $55,000; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.25% due 5/22/15 - 11/15/38; valued at $56,120)	55,000	55,000
Bank of Montreal, (0.10%, dated 4/10/15, due 7/9/15; proceeds $150,038; fully collateralized by various U.S. Government obligations, Zero Coupon - 5.13% due 6/15/15 - 11/15/24; valued at $152,956) (Demand 5/7/15)	150,000	150,000
Bank of Montreal, (0.11%, dated 4/14/15, due 5/14/15; proceeds $300,028; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 11/1/19 - 4/20/45 and U.S. Government obligations, 1.50% - 8.00% due 12/31/18 - 8/15/40; valued at $308,846) (Demand 5/7/15)	300,000	300,000
Bank of Montreal, (0.11%, dated 4/20/15, due 5/20/15; proceeds $150,014; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.00% due 5/1/27 - 1/1/43 and U.S. Government obligations, Zero Coupon - 6.88% due 5/14/15 - 11/15/44; valued at $153,722) (Demand 5/7/15)	150,000	150,000
	Face Amount (000)	Value (000)
Bank of Montreal, (0.12%, dated 4/15/15, due 5/18/15; proceeds $250,028; fully collateralized by various U.S. Government agency securities, 2.00% - 5.75% due 12/1/22 - 3/1/45 and U.S. Government obligations, Zero Coupon - 9.13% due 2/4/16 - 1/15/29; valued at $257,406) (Demand 5/7/15)	$250,000	$250,000
Bank of Nova Scotia, (0.10%, dated 4/30/15, due 5/1/15; proceeds $75,000; fully collateralized by a U.S. Government agency security, 3.50% due 9/1/42 and various U.S. Government obligations, 0.13% - 1.38% due 10/31/16 - 2/15/44; valued at $76,497)	75,000	75,000
Bank of Nova Scotia, (0.22%, dated 9/8/14, due 9/8/15; proceeds $435,970; fully collateralized by various U.S. Government agency securities, 2.19% - 7.00% due 12/1/25 - 4/20/62 and a U.S. Government obligation, 0.75% due 1/15/17; valued at $448,082) (Demand 5/7/15)	435,000	435,000
Bank of Nova Scotia, (0.23%, dated 8/4/14, due 8/4/15; proceeds $362,844; fully collateralized by various U.S. Government agency securities, 2.18% - 6.00% due 2/1/26 - 4/20/62; valued at $372,876) (Demand 5/7/15)	362,000	362,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $87,265; fully collateralized by various U.S. Government agency securities, 2.18% - 6.00% due 11/17/15 - 5/20/60; valued at $89,615) (Demand 5/7/15)	87,000	87,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $456,623; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 3/1/26 - 9/20/61; valued at $468,440) (Demand 5/7/15)	455,000	455,000
Bank of Nova Scotia, (0.35%, dated 1/5/15, due 1/5/16; proceeds $401,419; fully collateralized by various U.S. Government agency securities, 2.11% - 6.00% due 1/1/26 - 4/20/62 and a U.S. Government obligation, 1.75% due 4/30/22; valued at $411,848) (Demand 5/7/15)	400,000	400,000
Barclays Capital, Inc., (0.07%, dated 4/30/15, due 5/7/15; proceeds $600,008; fully collateralized by various U.S. Government obligations, 0.88% - 7.13% due 5/15/17 - 5/15/38; valued at $612,364)	600,000	600,000
Barclays Capital, Inc., (0.10%, dated 4/30/15, due 5/1/15; proceeds $85,000; fully collateralized by various U.S. Government obligations, 0.88% - 3.13% due 6/15/17 - 8/15/44; valued at $86,682)	85,000	85,000
BNP Paribas Securities Corp., (0.07%, dated 4/28/15, due 6/26/15; proceeds $500,057; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.63% due 2/29/16 - 11/15/43; valued at $510,296) (Demand 5/7/15)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas Securities Corp., (0.09%, dated 2/23/15, due 5/22/15; proceeds $275,061; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.00% due 5/4/15 - 3/20/65; valued at $283,172) (Demand 5/7/15)	$275,000	$275,000
BNP Paribas Securities Corp., (0.10%, dated 4/30/15, due 5/1/15; proceeds $150,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.38% due 12/31/16 - 2/15/36; valued at $152,953)	150,000	150,000
BNP Paribas Securities Corp., (0.12%, dated 4/30/15, due 5/1/15; proceeds $196,001; fully collateralized by various U.S. Government agency securities, 1.63% - 6.00% due 4/1/21 - 4/20/65 and a U.S. Government obligation, 1.13% due 5/31/19; valued at $201,739)	196,000	196,000
Citibank NA, (0.08%, dated 4/29/15, due 5/6/15; proceeds $400,006; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.00% due 2/6/17 - 4/20/45 and U.S. Government obligations, 0.25% - 3.50% due 12/31/15 - 2/15/39; valued at $411,583)	400,000	400,000
Citigroup Global Markets, Inc., (0.08%, dated 4/30/15, due 5/7/15; proceeds $50,001; fully collateralized by a U.S. Government obligation, 1.00% due 9/30/16; valued at $51,041)	50,000	50,000
Credit Agricole Corp., (0.10%, dated 4/30/15, due 5/1/15; proceeds $300,001; fully collateralized by various U.S. Government obligations, 2.75% - 7.88% due 2/15/21 - 2/15/24; valued at $306,249)	300,000	300,000
Credit Agricole Corp., (0.10%, dated 4/30/15, due 5/7/15; proceeds $400,008; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 11/1/28 - 9/1/43 and U.S. Government obligations, Zero Coupon - 8.13% due 3/3/16 - 5/15/22; valued at $408,315)	400,000	400,000
Credit Agricole Corp., (0.12%, dated 4/30/15, due 5/1/15; proceeds $535,002; fully collateralized by various U.S. Government agency securities, 2.02% - 4.50% due 12/1/24 - 8/1/43 and U.S. Government obligations, Zero Coupon - 3.25% due 6/25/15 - 4/30/17; valued at $550,607)	535,000	535,000
Credit Suisse Securities USA, (0.10%, dated 4/30/15, due 5/1/15; proceeds $85,000; fully collateralized by various U.S. Government obligations, 0.88% - 2.63% due 4/30/16 - 2/15/23; valued at $86,705)	85,000	85,000
Credit Suisse Securities USA, (0.14%, dated 2/26/15, due 5/22/15; proceeds $100,033; fully collateralized by various U.S. Government agency securities, 4.00% - 4.50% due 12/1/44 - 2/1/45; valued at $103,002) (a)	100,000	100,000
	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.15%, dated 2/23/15, due 5/22/15; proceeds $175,064; fully collateralized by various U.S. Government agency securities, 4.00% - 4.50% due 8/1/44 - 2/1/45; valued at $180,253) (a)	$175,000	$175,000
Credit Suisse Securities USA, (0.16%, dated 4/15/15, due 6/15/15; proceeds $250,068; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 8/1/20 - 8/1/44; valued at $257,502) (a)	250,000	250,000
Credit Suisse Securities USA, (0.17%, dated 4/1/15, due 6/1/15; proceeds $275,079; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 2/1/28 - 1/1/41; valued at $283,251) (a)	275,000	275,000
Federal Reserve Bank of New York, (0.05%, dated 4/30/15, due 5/1/15; proceeds $6,800,009; fully collateralized by various U.S. Government obligations, 1.50% - 4.50% due 2/28/18 - 5/15/39; valued at $6,794,763)	6,800,000	6,800,000
Goldman Sachs & Co., (0.10%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government agency securities, 2.50% - 9.00% due 5/20/17 - 5/1/45; valued at $51,515)	50,000	50,000
HSBC Securities USA, Inc., (0.09%, dated 4/30/15, due 5/1/15; proceeds $300,001; fully collateralized by various U.S. Government obligations, 2.13% - 9.13% due 5/15/18 - 1/31/21; valued at $306,001)	300,000	300,000
HSBC Securities USA, Inc., (0.11%, dated 4/30/15, due 5/1/15; proceeds $250,001; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 5/1/32 - 4/1/45; valued at $257,502)	250,000	250,000
ING Financial Markets LLC, (0.10%, dated 2/2/15, due 6/2/15; proceeds $725,242; fully collateralized by various U.S. Government agency securities, 1.58% - 6.50% due 12/1/19 - 6/1/46; valued at $746,751) (Demand 5/7/15)	725,000	725,000
ING Financial Markets LLC, (0.11%, dated 2/17/15, due 5/19/15; proceeds $375,104; fully collateralized by various U.S. Government agency securities, 1.38% - 3.11% due 5/1/29 - 8/1/45; valued at $386,251) (Demand 5/7/15)	375,000	375,000
ING Financial Markets LLC, (0.12%, dated 11/12/14, due 5/11/15; proceeds $415,249; fully collateralized by various U.S. Government agency securities, 1.34% - 6.07% due 7/1/33 - 11/1/44; valued at $427,450) (Demand 5/7/15)	415,000	415,000
ING Financial Markets LLC, (0.12%, dated 4/13/15, due 5/13/15; proceeds $100,010; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 1/1/30 - 8/1/43; valued at $103,000) (Demand 5/7/15)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ING Financial Markets LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $380,001; fully collateralized by various U.S. Government agency securities, 1.79% - 3.71% due 5/1/20 - 5/1/44; valued at $391,401)	$380,000	$380,000
ING Financial Markets LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $450,002; fully collateralized by various U.S. Government agency securities, 1.33% - 4.29% due 11/1/24 - 8/1/46; valued at $463,500)	450,000	450,000
ING Financial Markets LLC, (0.13%, dated 4/24/15, due 10/21/15; proceeds $95,062; fully collateralized by various U.S. Government agency securities, 4.00% - 5.50% due 2/1/38 - 7/1/44; valued at $97,855) (Demand 5/7/15)	95,000	95,000
ING Financial Markets LLC, (0.14%, dated 11/21/14, due 5/20/15; proceeds $500,350; fully collateralized by various U.S. Government agency securities, 1.17% - 2.98% due 1/1/23 - 12/1/44; valued at $515,002) (Demand 5/7/15)	500,000	500,000
ING Financial Markets LLC, (0.15%, dated 4/24/15, due 7/23/15; proceeds $12,005; fully collateralized by a U.S. Government agency security, 3.50% due 10/1/44; valued at $12,361) (a)	12,000	12,000
Natixis, (0.14%, dated 4/30/15, due 5/1/15; proceeds $725,003; fully collateralized by various U.S. Government obligations, 0.13% - 7.50% due 12/15/15 - 8/15/44; valued at $739,689)	725,000	725,000
Natixis, (0.15%, dated 4/30/15, due 5/1/15; proceeds $250,001; fully collateralized by various U.S. Government obligations, 0.13% - 4.50% due 7/31/15 - 8/15/43; valued at $255,138)	250,000	250,000
RBC Capital Markets LLC, (0.12%, dated 4/6/15, due 7/6/15; proceeds $550,167; fully collateralized by various U.S. Government agency securities, 1.33% - 6.50% due 8/1/20 - 5/1/45; valued at $566,498) (Demand 5/7/15)	550,000	550,000
RBC Capital Markets LLC, (0.13%, dated 2/6/15, due 8/5/15; proceeds $475,309; fully collateralized by various U.S. Government agency securities, 1.90% - 5.50% due 5/1/20 - 4/20/45; valued at $488,812) (Demand 5/7/15)	475,000	475,000
RBC Capital Markets LLC, (0.13%, dated 3/4/15, due 9/2/15; proceeds $420,276; fully collateralized by various U.S. Government agency securities, 1.63% - 5.00% due 8/1/18 - 4/20/45; valued at $432,528) (Demand 5/7/15)	420,000	420,000
RBC Capital Markets LLC, (0.13%, dated 4/16/15, due 7/15/15; proceeds $267,087; fully collateralized by various U.S. Government agency securities, 2.37% - 6.00% due 11/1/25 - 4/20/45; valued at $275,129) (Demand 5/7/15)	267,000	267,000
	Face Amount (000)	Value (000)
Societe Generale, (0.08%, dated 4/21/15, due 5/21/15; proceeds $300,020; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 4/15/16 - 2/15/44; valued at $612,416) (Demand 5/7/15)	$300,000	$300,000
Societe Generale, (0.08%, dated 4/23/15, due 5/29/15; proceeds $300,024; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 4/15/16 - 2/15/44; valued at $612,416) (Demand 5/7/15)	300,000	300,000
Societe Generale, (0.15%, dated 4/30/15, due 5/1/15; proceeds $750,003; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 11/24/17 - 12/1/27 and U.S. Government obligations, 1.75% - 3.38% due 4/30/21 - 5/15/44; valued at $764,513)	750,000	750,000
Societe Generale, (0.17%, dated 4/30/15, due 5/1/15; proceeds $500,002; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.50% due 4/1/21 - 4/1/45; valued at $515,064)	500,000	500,000
TD Securities USA LLC, (0.08%, dated 4/28/15, due 5/5/15; proceeds $250,004; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.25% due 6/15/15 - 12/30/38 and U.S. Government obligations, 0.10% - 3.13% due 7/31/16 - 9/30/21; valued at $255,038)	250,000	250,000
TD Securities USA LLC, (0.09%, dated 4/29/15, due 5/6/15; proceeds $200,004; fully collateralized by various U.S. Government agency securities, 0.24% - 7.25% due 11/15/16 - 2/1/45 and U.S. Government obligations, 1.75% - 3.13% due 3/31/22 - 2/15/42; valued at $205,760)	200,000	200,000
TD Securities USA LLC, (0.12%, dated 4/30/15, due 5/7/15; proceeds $183,004; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 4/1/26 - 2/1/45 and a U.S. Government obligation, 1.75% due 3/31/22; valued at $188,435)	183,000	183,000
Wells Fargo Bank NA, (0.10%, dated 4/30/15, due 5/1/15; proceeds $200,001; fully collateralized by a U.S. Government obligation, 1.50% due 10/31/19; valued at $204,000)	200,000	200,000
Wells Fargo Bank NA, (0.12%, dated 4/30/15, due 5/1/15; proceeds $600,002; fully collateralized by various U.S. Government agency securities, 3.00% due 9/1/42 - 5/1/43; valued at $617,763)	600,000	600,000
Wells Fargo Securities LLC, (0.09%, dated 4/27/15, due 7/27/15; proceeds $110,025; fully collateralized by various U.S. Government obligations, 1.50% - 3.13% due 2/28/19 - 2/15/42; valued at $112,641) (a)	110,000	110,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (0.10%, dated 2/17/15, due 5/18/15; proceeds $150,038; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.75% due 4/28/16 - 11/15/42; valued at $153,002) (a)	$150,000	$150,000
Wells Fargo Securities LLC, (0.10%, dated 2/3/15, due 5/4/15; proceeds $225,056; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 5/1/35 - 4/1/45; valued at $231,810)	225,000	225,000
Wells Fargo Securities LLC, (0.10%, dated 3/3/15, due 6/3/15; proceeds $25,006; fully collateralized by various U.S. Government agency securities, 1.63% - 7.50% due 11/1/17 - 3/20/65; valued at $25,798) (a)	25,000	25,000
Wells Fargo Securities LLC, (0.10%, dated 4/22/15, due 7/21/15; proceeds $255,064; fully collateralized by various U.S. Government agency securities, 1.94% - 4.00% due 9/1/29 - 4/1/45; valued at $262,670) (a)	255,000	255,000
Wells Fargo Securities LLC, (0.10%, dated 4/27/15, due 7/27/15; proceeds $100,025; fully collateralized by a U.S. Government obligation, 1.63% due 6/30/19; valued at $101,539) (a)	100,000	100,000
Wells Fargo Securities LLC, (0.10%, dated 4/29/15, due 5/6/15; proceeds $300,006; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 3/1/25 - 5/1/45; valued at $309,042)	300,000	300,000
Wells Fargo Securities LLC, (0.11%, dated 2/10/15, due 5/11/15; proceeds $175,048; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 6/1/28 - 3/1/45; valued at $180,292) (a)	175,000	175,000
Wells Fargo Securities LLC, (0.11%, dated 4/28/15, due 7/28/15; proceeds $100,028; fully collateralized by a U.S. Government obligation, 0.63% due 7/15/16; valued at $102,184) (a)	100,000	100,000
Wells Fargo Securities LLC, (0.11%, dated 4/29/15, due 7/27/15; proceeds $70,019; fully collateralized by a U.S. Government agency security, 3.50% due 4/1/45; valued at $72,094) (a)	70,000	70,000
Wells Fargo Securities LLC, (0.12%, dated 3/10/15, due 6/8/15; proceeds $75,023; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 4/1/30 - 4/1/45; valued at $77,169) (a)	75,000	75,000
Wells Fargo Securities LLC, (0.12%, dated 4/30/15, due 5/1/15; proceeds $1,125,004; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 3/15/37 - 4/20/45; valued at $1,158,720)	1,125,000	1,125,000
Wells Fargo Securities LLC, (0.12%, dated 4/30/15, due 5/7/15; proceeds $655,015; fully collateralized by various U.S. Government agency securities, 1.63% - 6.00% due 2/1/18 - 4/20/65; valued at $674,650)	655,000	655,000
Total Repurchase Agreements (Cost $27,932,000)		27,932,000
	Face Amount (000)	Value (000)
U.S. Agency Securities (21.2%)
Federal Farm Credit Bank,
0.14%, 8/21/15 - 4/6/16 (b)	$552,500	$552,466
0.15%, 9/23/16 (b)	60,000	59,994
0.16%, 8/9/16 - 12/2/16 (b)	369,000	368,964
0.17%, 12/19/16 (b)	90,540	90,537
Federal Home Loan Bank,
0.06%, 5/27/15 (c)	250,000	249,989
0.08%, 5/22/15 (c)	50,000	49,998
0.10%, 7/24/15	200,000	199,990
0.13%, 11/6/15 - 12/7/15 (b)	745,000	744,929
0.14%, 8/21/15 - 2/18/16 (b)	1,656,000	1,655,906
0.15%, 11/27/15 - 12/24/15 (b)	1,231,000	1,230,889
0.16%, 8/28/15 (b)	263,000	263,000
0.16%, 9/25/15	165,000	164,992
0.17%, 9/17/15 - 10/15/15 (b)	500,000	499,994
0.18%, 10/23/15 (b)	129,000	129,019
Federal Home Loan Mortgage Corporation,
0.14%, 2/18/16 (b)	467,000	466,943
0.16%, 6/15/16 (b)	375,000	374,935
0.18%, 7/21/16 (b)	809,000	808,898
Federal National Mortgage Association,
0.17%, 10/21/16 (b)	200,000	199,986
0.50%, 7/2/15	100,800	100,864
Total U.S. Agency Securities (Cost $8,212,293)		8,212,293
Total Investments (93.3%) (Cost $36,144,293)		36,144,293
Other Assets in Excess of Liabilities (6.7%)		2,610,449
Net Assets (100.0%)		$38,754,742

(a)  Illiquid security.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2015.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	77.3%
U.S. Agency Securities	22.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (93.8%)
Federal Home Loan Bank,
0.05%, 5/1/15 - 5/8/15 (a)	$3,600	$3,600
0.06%, 5/1/15 - 5/8/15	5,678	5,678
0.06%, 5/6/15 - 5/22/15 (a)	8,362	8,362
0.07%, 5/1/15 - 5/21/15	6,884	6,884
0.07%, 5/5/15 - 5/12/15 (a)	2,828	2,828
0.08%, 5/1/15 - 5/6/15	2,100	2,100
Tennessee Valley Authority
0.06%, 5/26/15 (a)	1,924	1,924
Total Investments (93.8%) (Cost $31,376)		31,376
Other Assets in Excess of Liabilities (6.2%)		2,066
Net Assets (100.0%)		$33,442

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (80.3%)
ABN Amro Securities LLC, (0.10%, dated 4/30/15, due 5/1/15; proceeds $245,001; fully collateralized by various U.S. Government obligations, 0.13% - 3.75% due 10/31/15 - 8/15/41; valued at $249,939)	$245,000	$245,000
Bank of Montreal, (0.08%, dated 3/3/15, due 6/9/15; proceeds $150,033; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.63% due 6/30/15 - 2/15/45; valued at $153,031) (Demand 5/7/15)	150,000	150,000
Bank of Montreal, (0.08%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 6/11/15 - 8/15/44; valued at $51,000)	50,000	50,000
Bank of Montreal, (0.08%, dated 4/30/15, due 5/1/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 9.13% due 6/15/15 - 2/15/45; valued at $51,003)	50,000	50,000
Bank of Montreal, (0.10%, dated 4/10/15, due 7/9/15; proceeds $100,025; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.63% due 2/4/16 - 2/15/45; valued at $101,973) (Demand 5/7/15)	100,000	100,000
Bank of Nova Scotia, (0.10%, dated 4/30/15, due 5/1/15; proceeds $75,000; fully collateralized by various U.S. Government obligations, 1.38% - 2.38% due 4/30/20 - 12/31/20; valued at $76,476)	75,000	75,000
Bank of Nova Scotia, (0.15%, dated 9/8/14, due 9/8/15; proceeds $500,760; fully collateralized by various U.S. Government agency securities, 2.08% - 5.06% due 7/1/36 - 9/20/61 and U.S. Government obligations, Zero Coupon - 9.88% due 5/31/15 - 8/15/44; valued at $510,042) (Demand 5/7/15)	500,000	500,000
Bank of Nova Scotia, (0.17%, dated 8/26/14, due 8/26/15; proceeds $200,345; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 2/1/26 - 5/1/45 and U.S. Government obligations, Zero Coupon - 6.63% due 6/25/15 - 8/15/44; valued at $204,007) (Demand 5/7/15)	200,000	200,000
Barclays Capital, Inc., (0.07%, dated 4/30/15, due 5/7/15; proceeds $400,005; fully collateralized by various U.S. Government obligations, 0.38% - 2.75% due 6/30/15 - 2/15/24; valued at $408,006)	400,000	400,000
Barclays Capital, Inc., (0.10%, dated 4/30/15, due 5/1/15; proceeds $145,000; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $148,195)	145,000	145,000
BNP Paribas Securities Corp., (0.07%, dated 3/12/15, due 5/8/15; proceeds $225,025; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.38% due 8/15/15 - 11/15/38; valued at $229,321) (a)	225,000	225,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.07%, dated 4/10/15, due 5/11/15; proceeds $500,030; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.25% due 1/31/16 - 2/15/44; valued at $510,226) (Demand 5/7/15)	$500,000	$500,000
BNP Paribas Securities Corp., (0.07%, dated 4/20/15, due 5/20/15; proceeds $425,025; fully collateralized by various U.S. Government obligations, Zero Coupon - 6.25% due 2/15/16 - 5/15/43; valued at $433,701) (Demand 5/7/15)	425,000	425,000
BNP Paribas Securities Corp., (0.07%, dated 4/28/15, due 6/26/15; proceeds $500,057; fully collateralized by various U.S. Government obligations, Zero Coupon - 6.00% due 7/23/15 - 11/15/42; valued at $509,758) (Demand 5/7/15)	500,000	500,000
BNP Paribas Securities Corp., (0.10%, dated 4/30/15, due 5/1/15; proceeds $200,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.25% due 1/31/16 - 2/15/44; valued at $204,033)	200,000	200,000
Citigroup Global Markets, Inc., (0.08%, dated 4/30/15, due 5/7/15; proceeds $450,007; fully collateralized by various U.S. Government obligations, Zero Coupon - 7.25% due 5/31/15 - 11/15/43; valued at $459,059)	450,000	450,000
Credit Agricole Corp., (0.10%, dated 4/30/15, due 5/1/15; proceeds $600,002; fully collateralized by various U.S. Government obligations, Zero Coupon - 5.25% due 6/25/15 - 2/15/29; valued at $611,269)	600,000	600,000
Credit Suisse Securities USA, (0.10%, dated 4/30/15, due 5/1/15; proceeds $75,000; fully collateralized by various U.S. Government obligations, 2.00% - 4.38% due 11/15/21 - 2/15/38; valued at $76,504)	75,000	75,000
Federal Reserve Bank of New York, (0.05%, dated 4/30/15, due 5/1/15; proceeds $3,500,005; fully collateralized by various U.S. Government obligations, 2.00% - 4.50% due 5/15/20 - 5/15/40; valued at $3,500,212)	3,500,000	3,500,000
HSBC Securities USA, Inc., (0.09%, dated 4/30/15, due 5/1/15; proceeds $300,001; fully collateralized by various U.S. Government obligations, 3.75% - 9.13% due 5/15/18 - 8/15/40; valued at $306,003)	300,000	300,000
ING Financial Markets LLC, (0.08%, dated 4/1/15, due 5/4/15; proceeds $300,022; fully collateralized by various U.S. Government obligations, Zero Coupon - 6.13% due 1/15/16 - 11/15/43; valued at $306,001)	300,000	300,000
ING Financial Markets LLC, (0.08%, dated 4/1/15, due 5/5/15; proceeds $300,023; fully collateralized by various U.S. Government obligations, 1.00% - 3.75% due 7/31/17 - 11/15/43; valued at $306,003)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ING Financial Markets LLC, (0.08%, dated 4/2/15, due 5/7/15; proceeds $250,019; fully collateralized by various U.S. Government obligations, 0.75% - 1.63% due 6/30/16 - 11/15/22; valued at $255,001)	$250,000	$250,000
ING Financial Markets LLC, (0.08%, dated 4/2/15, due 5/8/15; proceeds $250,020; fully collateralized by various U.S. Government obligations, 1.00% - 2.38% due 6/30/16 - 7/31/17; valued at $255,005) (Demand 5/7/15)	250,000	250,000
ING Financial Markets LLC, (0.08%, dated 4/22/15, due 6/22/15; proceeds $150,020; fully collateralized by a U.S. Government obligation, 0.88% due 7/31/19; valued at $153,002) (Demand 5/7/15)	150,000	150,000
JP Morgan Securities LLC, (0.10%, dated 4/30/15, due 5/1/15; proceeds $60,000; fully collateralized by various U.S. Government obligations, 2.00% - 4.25% due 11/15/17 - 1/15/26; valued at $61,202)	60,000	60,000
Merrill Lynch Pierce Fenner & Smith, (0.10%, dated 4/30/15, due 5/1/15; proceeds $70,000; fully collateralized by a U.S. Government obligation, 1.63% due 7/31/19; valued at $71,380)	70,000	70,000
Natixis, (0.14%, dated 4/30/15, due 5/1/15; proceeds $925,004; fully collateralized by various U.S. Government obligations, 0.13% - 7.50% due 6/30/15 - 2/15/44; valued at $943,203)	925,000	925,000
Societe Generale, (0.08%, dated 4/21/15, due 5/21/15; proceeds $450,030; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.75% due 5/31/15 - 8/15/44; valued at $459,661) (Demand 5/7/15)	450,000	450,000
Societe Generale, (0.08%, dated 4/23/15, due 5/29/15; proceeds $200,016; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.13% due 6/15/15 - 2/15/40; valued at $204,049) (Demand 5/7/15)	200,000	200,000
Societe Generale, (0.15%, dated 4/30/15, due 5/1/15; proceeds $850,004; fully collateralized by various U.S. Government obligations, 2.00% - 3.63% due 8/15/19 - 9/30/21; valued at $867,922)	850,000	850,000
Wells Fargo Bank NA, (0.10%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by a U.S. Government obligation, 1.50% due 10/31/19; valued at $102,000)	100,000	100,000
Wells Fargo Securities LLC, (0.08%, dated 4/23/15, due 5/22/15; proceeds $165,011; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.25% due 4/28/16 - 9/30/17; valued at $168,324) (a)	165,000	165,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.09%, dated 4/27/15, due 7/27/15; proceeds $40,009; fully collateralized by a U.S. Government obligation, 2.38% due 8/15/24; valued at $40,791) (a)	$40,000	$40,000
Wells Fargo Securities LLC, (0.10%, dated 2/10/15, due 5/11/15; proceeds $75,019; fully collateralized by various U.S. Government obligations, 0.63% - 0.88% due 7/15/16 - 7/15/17; valued at $76,548) (a)	75,000	75,000
Wells Fargo Securities LLC, (0.10%, dated 2/17/15, due 5/18/15; proceeds $100,025; fully collateralized by various U.S. Government obligations, 0.10% - 1.63% due 7/31/16 - 6/30/19; valued at $102,015) (a)	100,000	100,000
Wells Fargo Securities LLC, (0.10%, dated 3/11/15, due 6/9/15; proceeds $50,013; fully collateralized by a U.S. Government obligation, 2.38% due 6/30/18; valued at $50,982) (a)	50,000	50,000
Wells Fargo Securities LLC, (0.10%, dated 3/30/15, due 6/29/15; proceeds $65,016; fully collateralized by various U.S. Government obligations, 0.88% - 2.38% due 7/15/17 - 6/30/18; valued at $66,297) (a)	65,000	65,000
Wells Fargo Securities LLC, (0.10%, dated 4/30/15, due 5/1/15; proceeds $100,000; fully collateralized by various U.S. Government obligations, 0.63% - 1.63% due 7/15/16 - 6/30/19; valued at $101,957)	100,000	100,000
Wells Fargo Securities LLC, (0.11%, dated 4/28/15, due 7/28/15; proceeds $65,018; fully collateralized by a U.S. Government obligation, 0.88% due 7/15/17; valued at $66,267) (a)	65,000	65,000
Total Repurchase Agreements (Cost $13,255,000)		13,255,000
U.S. Treasury Securities (12.8%)
U.S. Treasury Bills
0.16%, 6/25/15 (b)	270,000	269,936
U.S. Treasury Notes,
0.07%, 1/31/16 (c)	545,500	545,458
0.08%, 10/31/16 (c)	155,000	154,887
0.09%, 4/30/16 (c)	60,000	60,002
0.10%, 4/30/17 (c)	175,000	175,005
0.11%, 1/31/17 (c)	240,000	240,004
0.25%, 5/15/15	385,000	385,025
0.38%, 8/31/15	142,000	142,137
1.88%, 6/30/15	140,000	140,412
Total U.S. Treasury Securities (Cost $2,112,866)		2,112,866
Total Investments (93.1%) (Cost $15,367,866)		15,367,866
Other Assets in Excess of Liabilities (6.9%)		1,133,910
Net Assets (100.0%)		$16,501,776

(a)  Illiquid security.

(b)  Rate shown is the yield to maturity at April 30, 2015.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2015.
The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	86.3%
U.S. Treasury Securities	13.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (88.8%)
U.S. Treasury Bills,
0.00%, 5/21/15 - 6/11/15 (a)	$455,000	$455,000
0.01%, 5/7/15 - 6/4/15 (a)	1,300,000	1,299,997
0.02%, 5/7/15 - 5/21/15 (a)	3,075,000	3,074,985
0.08%, 10/29/15 (a)	250,000	249,898
0.16%, 6/25/15 (a)	75,000	74,982
U.S. Treasury Notes,
0.07%, 1/31/16 (b)	289,500	289,471
0.08%, 10/31/16 (b)	45,000	44,966
0.09%, 4/30/16 (b)	225,000	225,029
0.10%, 4/30/17 (b)	125,000	125,004
0.11%, 1/31/17 (b)	110,000	110,002
0.25%, 5/15/15 - 5/31/15	439,000	439,070
0.38%, 6/30/15 - 8/31/15	369,000	369,289
1.25%, 8/31/15	150,000	150,583
1.75%, 7/31/15	90,000	90,380
1.88%, 6/30/15	390,000	391,195
2.13%, 5/31/15	400,000	400,687
4.13%, 5/15/15	872,000	873,386
Total Investments (88.8%) (Cost $8,663,924)		8,663,924
Other Assets in Excess of Liabilities (11.2%)		1,087,643
Net Assets (100.0%)		$9,751,567

(a)  Rate shown is the yield to maturity at April 30, 2015.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2015.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.9%)
Weekly Variable Rate Bonds (53.6%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C 0.12%, 6/1/41	$2,500	$2,500
Charlotte, NC, Water & Sewer System Ser 2006 B 0.10%, 7/1/36	4,200	4,200
District of Columbia, DC, The Pew Charitable Trusts Ser 2008 A 0.12%, 4/1/38	9,515	9,515
Houston, TX, Combined Utility System First Lien Ser 2004 B6 0.10%, 5/15/34	6,800	6,800
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4461 0.16%, 6/26/15 (a)	2,000	2,000
Massachusetts School Building Authority, Senior Dedicated Sales Tax Ser 2013 A Eagle #20140003 Class A 0.12%, 5/15/38 (a)	4,125	4,125
Massachusetts Water Resources Authority, Gen Ser 2008 A-2 0.13%, 8/1/37	2,210	2,210
Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1 0.10%, 11/1/35	8,400	8,400
Mobile Downtown Redevelopment Authority, AL, Gulf Opportunity Zone Austal USA LLC Ser 2011 A 0.11%, 5/1/41	5,885	5,885
Gulf Opportunity Zone Austal USA LLC Ser 2011 B 0.11%, 5/1/41	7,115	7,115
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 20008 Subser B-1B 0.11%, 6/15/24	7,000	7,000
North Texas Tollway Authority, Ser 2009 D 0.08%, 1/1/49	4,000	4,000
Pinellas County Health Facilities Authority, FL, BayCare Health System Ser 2009 A-2 0.10%, 11/1/38	2,800	2,800
RIB Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE 0.16%, 7/3/17 (a)	5,000	5,000
University of Massachusetts Building Authority, Senior Ser 2011-1 0.12%, 11/1/34	2,360	2,360
University of Texas Regents, Financing System Ser 2008 B 0.10%, 8/1/39	4,800	4,800
Permanent University Fund Ser 2008 A 0.08%, 7/1/37	3,370	3,370
0.10%, 7/1/38	2,900	2,900
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C 0.13%, 5/15/39 (a)	1,990	1,990
		86,970
	Face Amount (000)	Value (000)
Daily Variable Rate Bonds (31.4%)
East Baton Rouge Parish, LA, Exxon Mobil Corporation Ser 2010 A 0.14%, 8/1/35	$2,200	$2,200
Exxon Mobil Corporation Ser 2010 B 0.14%, 12/1/40	3,300	3,300
Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4 0.12%, 12/1/39	8,300	8,300
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4459 0.15%, 6/26/15 (a)	9,700	9,700
Mississippi Business Finance Corporation, Chevron USA Ser 2007 A 0.14%, 12/1/30	750	750
Chevron USA Ser 2010 K 0.12%, 11/1/35	4,000	4,000
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2014 Ser D Subser D-3 0.13%, 2/1/44	3,000	3,000
New York City, NY, Fiscal 2008 Ser J Subser J-3 0.12%, 8/1/23	2,900	2,900
Fiscal 2012 Subser G-6 0.12%, 4/1/42	10,700	10,700
Fiscal 2013 Ser F Subser F-3 0.13%, 3/1/42	2,600	2,600
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F 0.14%, 11/1/32	3,400	3,400
		50,850
Put Option Bonds (8.3%)
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B 0.24%, 4/1/51 (b)	1,400	1,400
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4460 0.15%, 6/26/15 (a) (b)	2,000	2,000
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 0.16%, 8/1/18 (a) (b)	1,990	1,990
Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 B 0.24%, 11/1/34 (b)	2,000	2,000
Sentara Health Care Window Ser 2010 C 0.24%, 11/1/34 (b)	2,000	2,000
Sentara Health Care Window Ser 2012 A 0.20%, 11/1/34 (b)	1,040	1,040
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A 0.23%, 10/1/27 (b)	1,000	1,000
Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1 0.19%, 11/15/44 (b)	1,000	1,000
Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A 0.14%, 11/1/35 (a) (b)	1,040	1,040
		13,470

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (3.5%)
Hazard, KY, Appalachian Regional Health Care Ser 2014 BANs 1.00%, 12/1/15	$500	$502
Maryland, State & Local Facilities Loan 3rd Ser 2009 5.00%, 11/1/15	250	256
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2014 1.00%, 12/1/15	500	502
Montgomery County, MD, 2013 Ser A 4.00%, 11/1/15	325	331
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2005 Ser A Subser A-2 5.00%, 11/1/15	350	358
Future Tax Fiscal 2006 Ser A Senior Subser A-1 4.00%, 11/1/15	500	510
Texas, Ser 2008 C 5.25%, 8/1/15	430	436
Ser 2014 TRANs 1.50%, 8/31/15	2,000	2,009
Texas Public Finance Authority, General Obligation Ser 2008 5.00%, 10/1/15	260	265
University of Texas Regents, Financing System Ser 2012 A 5.00%, 8/15/15	500	507
		5,676
Commercial Paper (c) (3.1%)
San Antonio, TX, Electric & Gas Systems Ser B 0.06%, 5/7/15	2,000	2,000
Water System Ser 2012 A 0.04%, 5/7/15	3,000	3,000
		5,000
Total Investments (99.9%) (Cost $161,966)		161,966
Other Assets in Excess of Liabilities (0.1%)		234
Net Assets (100.0%)		$162,200

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2015.

(c)  The rates shown are the effective yields at the date of purchase.

BANs  Bond Anticipation Notes.

PUTTERS  Puttable Tax-Exempt Receipts.

RIB  Residual Interest Bond.

TRANs  Tax and Revenue Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	53.7%
Daily Variable Rate Bonds	31.4
Put Option Bonds	8.3
Other*	6.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$40,858	25.2%
Texas	30,087	18.6
New Jersey	18,700	11.5
Alabama	13,000	8.0
District of Columbia	9,515	5.9
Massachusetts	8,695	5.4
Indiana	8,300	5.1
Virginia	6,080	3.8
Louisiana	5,500	3.4
Florida	4,800	3.0
Mississippi	4,750	2.9
North Carolina	4,200	2.6
California	2,500	1.5
Utah	1,990	1.2
Illinois	1,400	0.9
Maryland	587	0.4
Kentucky	502	0.3
Minnesota	502	0.3
	$161,966	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Assets and Liabilities (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,570,986		$17,275,845		$36,144,293	$31,376
Total Investments in Securities, at Value(1)	2,570,986		17,275,845		36,144,293	31,376
Cash	67,708		1,118,949		2,607,410	1,990
Interest Receivable	2,180		6,269		4,752	—
Receivable for Portfolio Shares Sold	—		—	@	—	—
Due from Adviser	—		—		—	18
Other Assets	201		863		1,561	119
Total Assets	2,641,075		18,401,926		38,758,016	33,503
Liabilities:
Payable for Investments Purchased	10,280		9,436		—	—
Payable for Advisory Fees	106		1,951		528	—
Payable for Administration Fees	105		807		1,439	—
Dividends Declared	100		583		770	—	@
Payable for Custodian Fees	20		106		95	1
Payable for Professional Fees	40		38		38	38
Payable for Transfer Agency Fees	10		22		14	3
Payable for Administration Plan Fees — Institutional Select Class	1		15		—	—
Payable for Administration Plan Fees — Investor Class	—	@	4		—	—
Payable for Administration Plan Fees — Administrative Class	—	@	—		—	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	4		—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—	@	—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	3		—	@	—	—
Payable for Portfolio Shares Redeemed	3		7		6	—	@
Other Liabilities	101		555		384	19
Total Liabilities	10,769		13,528		3,274	61
Net Assets	$2,630,306		$18,388,398		$38,754,742	$33,442
Net Assets Consist Of:
Paid-in-Capital	$2,630,344		$18,388,647		$38,754,835	$33,452
Undistributed Net Investment Income (Loss)	39		(281)		(138)	(9)
Accumulated Net Realized Gain (Loss)	(77)		32		45	(1)
Net Assets	$2,630,306		$18,388,398		$38,754,742	$33,442
(1) Including: Repurchase Agreements, at Value	$957,250		$8,111,250		$27,932,000	$—

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Assets and Liabilities (unaudited) (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,567,920	$17,687,078	$36,356,638	$31,766
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,567,886,987	17,686,593,565	36,356,200,837	31,753,547
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$30,055	$353,436	$634,870	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	30,054,580	353,432,224	634,866,893	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$566	$149,498	$28,302	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	566,306	149,497,234	28,294,442	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$2,310	$70	$17,255	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,310,364	70,000	17,253,708	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$522	$180,919	$1,617,715	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	522,041	180,917,709	1,617,710,858	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$1,753	$4,542	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,752,772	4,542,152	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$27,180	$12,855	$99,912	$1,426
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	27,178,890	12,855,334	99,911,216	1,425,177
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$15,367,866	$8,663,924	$161,966
Total Investments in Securities, at Value(1)	15,367,866	8,663,924	161,966
Cash	1,131,368	1,113,956	79
Interest Receivable	2,379	24,089	83
Due from Adviser	— @	— @	12
Other Assets	1,167	431	153
Total Assets	16,502,780	9,802,400	162,293
Liabilities:
Payable for Investments Purchased	—	50,531	—
Dividends Declared	267	29	—	@
Payable for Administration Fees	423	161	—
Payable for Professional Fees	37	37	38
Payable for Custodian Fees	61	9	2
Payable for Transfer Agency Fees	11	6	3
Payable for Portfolio Shares Redeemed	1	1	—
Other Liabilities	204	59	50
Total Liabilities	1,004	50,833	93
Net Assets	$16,501,776	$9,751,567	$162,200
Net Assets Consist Of:
Paid-in-Capital	$16,501,955	$9,751,619	$162,224
Accumulated Net Investment Loss and Undistributed Net Investment Income	(104)	(11)	—	@
Accumulated Net Realized Loss	(75)	(41)	(24)
Net Assets	$16,501,776	$9,751,567	$162,200
(1) Including: Repurchase Agreements, at Value	$13,255,000	$—	$—

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$15,033,851	$9,380,160	$127,945
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	15,033,854,273	9,380,184,514	127,838,884
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$388,268	$240,170	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	388,271,505	240,169,437	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$38,863	$50	$55
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	38,862,770	50,000	54,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$50	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$983,800	$23,499	$7,361
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	983,799,110	23,499,003	7,360,499
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$159	$50	$4,160
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	159,744	50,000	4,158,227
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$56,785	$107,588	$22,579
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	56,781,244	107,590,344	22,506,446
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Operations (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$3,369		$23,857	$17,843	$15
Expenses:
Advisory Fees (Note B)	1,982		15,133	24,807	38
Administration Fees (Note C)	661		5,044	8,269	13
Custodian Fees (Note F)	63		299	423	4
Professional Fees	41		42	43	41
Registration and Filing Fees	38		55	245	26
Trustees' Fees and Expenses	26		248	365	2
Transfer Agency Fees (Note E)	20		38	32	6
Pricing Fees	14		16	14	10
Shareholder Reporting Fees	3		27	28	—	@
Administration Plan Fees — Institutional Select Class (Note D)	5		145	217	—	@
Administration Plan Fees — Investor Class (Note D)	—	@	32	23	—	@
Administration Plan Fees — Administrative Class (Note D)	—	@	4	13	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1		271	1,423	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	3		15	— @	—	@
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	21		8	77	4
Other Expenses	25		191	199	9
Total Expenses	2,903		21,568	36,178	153
Waiver of Advisory Fees (Note B)	(1,183)		(2,992)	(23,092)	(38)
Expenses Reimbursed by Adviser (Note B)	—		—	—	(86)
Waiver of Administration Fees (Note C)	—		—	(105)	(13)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(95)	(217)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	(23)	(23)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(4)	(13)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	@)	(255)	(1,423)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(3)		(14)	(— @)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(5)		(7)	(77)	(4)
Net Expenses	1,712		18,178	11,228	12
Net Investment Income	1,657		5,679	6,615	3
Realized Gain (Loss):
Investments Sold	16		32	45	(1)
Net Increase in Net Assets Resulting from Operations	$1,673		$5,711	$6,660	$2

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Operations (unaudited)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$5,815	$1,383		$41
Dividends from Security of Affiliated Issuer (Note H)	—	—		1
Total Investment Income	5,815	1,383		42
Expenses:
Advisory Fees (Note B)	11,492	5,792		117
Administration Fees (Note C)	3,831	1,931		39
Custodian Fees (Note F)	227	79		5
Professional Fees	42	42		41
Registration and Filing Fees	247	93		37
Trustees' Fees and Expenses	194	67		3
Transfer Agency Fees (Note E)	25	16		9
Pricing Fees	11	10		1
Shareholder Reporting Fees	11	5		1
Administration Plan Fees — Institutional Select Class (Note D)	99	61		—	@
Administration Plan Fees — Investor Class (Note D)	22	—	@	—	@
Administration Plan Fees — Administrative Class (Note D)	— @	—	@	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1,188	14		9
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	— @	—	@	16
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	58	74		18
Other Expenses	97	45		14
Total Expenses	17,544	8,229		310
Waiver of Advisory Fees (Note B)	(11,452)	(5,792)		(117)
Waiver of Administration Fees (Note C)	(1,209)	(1,291)		(39)
Expenses Reimbursed by Adviser (Note B)	—	(—	@)	(75)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(99)	(61)		(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(22)	(—	@)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(— @)	(—	@)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(1,188)	(14)		(9)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(— @)	(—	@)	(16)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(58)	(74)		(18)
Rebate from Morgan Stanley Affiliate (Note H)	—	—		(2)
Net Expenses	3,516	997		34
Net Investment Income	2,299	386		8
Realized Gain:
Investments Sold	4	2		—	@
Net Increase in Net Assets Resulting from Operations	$2,303	$388		$8

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,657	$1,381	$5,679	$10,972
Net Realized Gain	16	1	32	155
Net Increase in Net Assets Resulting from Operations	1,673	1,382	5,711	11,127
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,648)	(1,377)	(5,503)	(10,895)
Institutional Select Class:
Net Investment Income	(7)	(— @)	(116)	(57)
Investor Class:
Net Investment Income	(— @)	(— @)	(13)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(1)	(1)
Advisory Class:
Net Investment Income	(— @)	(1)	(43)	(16)
Participant Class:
Net Investment Income	(— @)	(— @)	(1)	(1)
Cash Management Class:
Net Investment Income	(2)	(3)	(2)	(2)
Total Distributions	(1,657)	(1,381)	(5,679)	(10,972)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	9,448,845	24,323,298	167,051,588	352,322,750
Distributions Reinvested	1,130	933	2,582	5,384
Redeemed	(9,097,709)	(24,595,932)	(169,481,873)	(357,389,934)
Institutional Select Class:
Subscribed	676,000	2,250	740,568	1,132,746
Distributions Reinvested	5	— @	46	24
Redeemed	(646,000)	(2,300)	(1,092,097)	(653,350)
Investor Class:
Subscribed	939	4,303	148,875	1
Distributions Reinvested	— @	— @	13	— @
Redeemed	(786)	(5,764)	—	—
Administrative Class:
Subscribed	2,260	—	141,335	19,939
Distributions Reinvested	— @	—	1	1
Redeemed	—	(50)	(147,266)	(21,761)
Advisory Class:
Subscribed	1,800	12,489	898,684	896,023
Distributions Reinvested	— @	— @	23	8
Redeemed	(1,714)	(14,304)	(868,735)	(777,875)
Participant Class:
Subscribed	3,754	11,678	1,010	6,907
Distributions Reinvested	—	—	1	1
Redeemed	(3,982)	(14,252)	(3,885)	(5,811)
Cash Management Class:
Subscribed	2,728	7,943	19,326	30,084
Distributions Reinvested	2	3	2	2
Redeemed	(4,125)	(9,221)	(14,760)	(23,628)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	383,147	(278,926)	(2,604,562)	(4,458,489)
Total Increase (Decrease) in Net Assets	383,163	(278,925)	(2,604,530)	(4,458,334)
Net Assets:
Beginning of Period	2,247,143	2,526,068	20,992,928	25,451,262
End of Period	$2,630,306	$2,247,143	$18,388,398	$20,992,928
Undistributed Net Investment Income and Accumulated Net Investment Loss Included in End of Period Net Assets	$39	$39	$(281)	$(281)

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	9,448,845	24,323,298	167,051,588	352,322,750
Shares Issued on Distributions Reinvested	1,130	933	2,582	5,384
Shares Redeemed	(9,097,709)	(24,595,932)	(169,481,873)	(357,389,934)
Net Increase (Decrease) in Institutional Class Shares Outstanding	352,266	(271,701)	(2,427,703)	(5,061,800)
Institutional Select Class:
Shares Subscribed	676,000	2,250	740,568	1,132,746
Shares Issued on Distributions Reinvested	5	— @@	46	24
Shares Redeemed	(646,000)	(2,300)	(1,092,097)	(653,350)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	30,005	(50)	(351,483)	479,420
Investor Class:
Shares Subscribed	939	4,303	148,875	1
Shares Issued on Distributions Reinvested	— @@	— @@	13	— @@
Shares Redeemed	(786)	(5,764)	—	—
Net Increase (Decrease) in Investor Class Shares Outstanding	153	(1,461)	148,888	1
Administrative Class:
Shares Subscribed	2,260	—	141,335	19,939
Shares Issued on Distributions Reinvested	— @@	—	1	1
Shares Redeemed	—	(50)	(147,266)	(21,761)
Net Increase (Decrease) in Administrative Class Shares Outstanding	2,260	(50)	(5,930)	(1,821)
Advisory Class:
Shares Subscribed	1,800	12,489	898,684	896,023
Shares Issued on Distributions Reinvested	— @@	— @@	23	8
Shares Redeemed	(1,714)	(14,304)	(868,735)	(777,875)
Net Increase (Decrease) in Advisory Class Shares Outstanding	86	(1,815)	29,972	118,156
Participant Class:
Shares Subscribed	3,754	11,678	1,010	6,907
Shares Issued on Distributions Reinvested	—	—	1	1
Shares Redeemed	(3,982)	(14,252)	(3,885)	(5,811)
Net Increase (Decrease) in Participant Class Shares Outstanding	(228)	(2,574)	(2,874)	1,097
Cash Management Class:
Shares Subscribed	2,728	7,943	19,326	30,084
Shares Issued on Distributions Reinvested	2	3	2	2
Shares Redeemed	(4,125)	(9,221)	(14,760)	(23,628)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(1,395)	(1,275)	4,568	6,458

@     Amount is less than $500.

@@   Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,615	$10,758	$3	$6
Net Realized Gain (Loss)	45	55	(1)	1
Net Increase in Net Assets Resulting from Operations	6,660	10,813	2	7
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6,181)	(10,345)	(3)	(5)
Institutional Select Class:
Net Investment Income	(173)	(189)	(— @)	(— @)
Investor Class:
Net Investment Income	(9)	(34)	(— @)	(— @)
Administrative Class:
Net Investment Income	(3)	(7)	(— @)	(— @)
Advisory Class:
Net Investment Income	(228)	(142)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(21)	(41)	(— @)	(1)
Total Distributions	(6,615)	(10,758)	(3)	(6)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	217,742,008	245,330,304	6,205	27,949
Distributions Reinvested	2,148	4,016	3	5
Redeemed	(210,579,476)	(237,834,904)	(19,928)	(47,155)
Institutional Select Class:
Subscribed	2,554,344	5,207,520	—	—
Distributions Reinvested	61	111	—	—
Redeemed	(2,664,480)	(4,733,205)	—	(50)
Investor Class:
Subscribed	164,202	453,873	—	—
Distributions Reinvested	9	33	—	—
Redeemed	(201,551)	(438,842)	—	(50)
Administrative Class:
Subscribed	—	632	—	—
Distributions Reinvested	3	7	—	—
Redeemed	—	(686)	—	(50)
Advisory Class:
Subscribed	1,225,606	1,169,305	—	—
Distributions Reinvested	46	81	—	—
Redeemed	(640,467)	(442,829)	—	(50)
Participant Class:
Redeemed	—	(50)	—	(50)
Cash Management Class:
Subscribed	151,901	269,540	—	5,000
Distributions Reinvested	20	40	— @	1
Redeemed	(212,930)	(161,608)	(7,751)	(1,735)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,541,444	8,823,338	(21,471)	(16,185)
Total Increase (Decrease) in Net Assets	7,541,489	8,823,393	(21,472)	(16,184)
Net Assets:
Beginning of Period	31,213,253	22,389,860	54,914	71,098
End of Period	$38,754,742	$31,213,253	$33,442	$54,914
Accumulated Net Investment Loss in End of Period Net Assets	$(138)	$(138)	$(9)	$(9)

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	217,742,008	245,330,304	6,205	27,949
Shares Issued on Distributions Reinvested	2,148	4,016	3	5
Shares Redeemed	(210,579,476)	(237,834,904)	(19,928)	(47,155)
Net Increase (Decrease) in Institutional Class Shares Outstanding	7,164,680	7,499,416	(13,720)	(19,201)
Institutional Select Class:
Shares Subscribed	2,554,344	5,207,520	—	—
Shares Issued on Distributions Reinvested	61	111	—	—
Shares Redeemed	(2,664,480)	(4,733,205)	—	(50)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(110,075)	474,426	—	(50)
Investor Class:
Shares Subscribed	164,202	453,873	—	—
Shares Issued on Distributions Reinvested	9	33	—	—
Shares Redeemed	(201,551)	(438,842)	—	(50)
Net Increase (Decrease) in Investor Class Shares Outstanding	(37,340)	15,064	—	(50)
Administrative Class:
Shares Subscribed	—	632	—	—
Shares Issued on Distributions Reinvested	3	7	—	—
Shares Redeemed	—	(686)	—	(50)
Net Increase (Decrease) in Administrative Class Shares Outstanding	3	(47)	—	(50)
Advisory Class:
Shares Subscribed	1,225,606	1,169,305	—	—
Shares Issued on Distributions Reinvested	46	81	—	—
Shares Redeemed	(640,467)	(442,829)	—	(50)
Net Increase (Decrease) in Advisory Class Shares Outstanding	585,185	726,557	—	(50)
Participant Class:
Shares Redeemed	—	(50)	—	(50)
Net Decrease in Participant Class Shares Outstanding	—	(50)	—	(50)
Cash Management Class:
Shares Subscribed	151,901	269,540	—	5,000
Shares Issued on Distributions Reinvested	20	40	— @@	1
Shares Redeemed	(212,930)	(161,608)	(7,751)	(1,735)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(61,009)	107,972	(7,751)	3,266

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,299	$3,465	$386	$463
Net Realized Gain (Loss)	4	8	2	(16)
Net Increase in Net Assets Resulting from Operations	2,303	3,473	388	447
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(2,078)	(3,182)	(368)	(443)
Institutional Select Class:
Net Investment Income	(60)	(132)	(12)	(7)
Investor Class:
Net Investment Income	(6)	(21)	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(143)	(100)	(1)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(12)	(30)	(5)	(13)
Total Distributions	(2,299)	(3,465)	(386)	(463)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	48,624,358	98,117,112	21,131,608	20,893,296
Distributions Reinvested	565	957	224	269
Redeemed	(50,471,866)	(89,217,278)	(17,104,010)	(18,912,918)
Institutional Select Class:
Subscribed	522,279	1,082,242	230,000	149,225
Distributions Reinvested	23	49	11	7
Redeemed	(568,599)	(971,281)	(133,788)	(6,458)
Investor Class:
Subscribed	24,461	189,315	—	—
Distributions Reinvested	6	21	—	—
Redeemed	(37,969)	(137,071)	—	(50)
Administrative Class:
Redeemed	(— @)	—	—	(50)
Advisory Class:
Subscribed	2,582,317	2,322,010	54,783	6,480
Distributions Reinvested	2	2	— @	1
Redeemed	(2,360,597)	(1,847,629)	(36,563)	(1,302)
Participant Class:
Subscribed	181	381	—	38,428
Distributions Reinvested	— @	— @	—	— @
Redeemed	(110)	(397)	—	(38,478)
Cash Management Class:
Subscribed	18,024	64,602	64,564	132,118
Distributions Reinvested	11	29	5	13
Redeemed	(50,746)	(79,300)	(53,689)	(185,313)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,717,660)	9,523,764	4,153,145	2,075,268
Total Increase (Decrease) in Net Assets	(1,717,656)	9,523,772	4,153,147	2,075,252
Net Assets:
Beginning of Period	18,219,432	8,695,660	5,598,420	3,523,168
End of Period	$16,501,776	$18,219,432	$9,751,567	$5,598,420
Accumulated Net Investment Loss Included in End of Period Net Assets	$(104)	$(104)	$(11)	$(11)

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	48,624,358	98,117,112	21,131,608	20,893,296
Shares Issued on Distributions Reinvested	565	957	224	269
Shares Redeemed	(50,471,866)	(89,217,278)	(17,104,010)	(18,912,918)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,846,943)	8,900,791	4,027,822	1,980,647
Institutional Select Class:
Shares Subscribed	522,279	1,082,242	230,000	149,225
Shares Issued on Distributions Reinvested	23	49	11	7
Shares Redeemed	(568,599)	(971,281)	(133,788)	(6,458)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(46,297)	111,010	96,223	142,774
Investor Class:
Shares Subscribed	24,461	189,315	—	—
Shares Issued on Distributions Reinvested	6	21	—	—
Shares Redeemed	(37,969)	(137,071)	—	(50)
Net Increase (Decrease) in Investor Class Shares Outstanding	(13,502)	52,265	—	(50)
Administrative Class:
Shares Redeemed	(— @@)	—	—	(50)
Net Decrease in Administrative Class Shares Outstanding	(— @@)	—	—	(50)
Advisory Class:
Shares Subscribed	2,582,317	2,322,010	54,783	6,480
Shares Issued on Distributions Reinvested	2	2	— @@	1
Shares Redeemed	(2,360,597)	(1,847,629)	(36,563)	(1,302)
Net Increase in Advisory Class Shares Outstanding	221,722	474,383	18,220	5,179
Participant Class:
Shares Subscribed	181	381	—	38,428
Shares Issued on Distributions Reinvested	— @@	— @@	—	— @@
Shares Redeemed	(110)	(397)	—	(38,478)
Net Increase (Decrease) in Participant Class Shares Outstanding	71	(16)	—	(50)
Cash Management Class:
Shares Subscribed	18,024	64,602	64,564	132,118
Shares Issued on Distributions Reinvested	11	29	5	13
Shares Redeemed	(50,746)	(79,300)	(53,689)	(185,313)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(32,711)	(14,669)	10,880	(53,182)

@    Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8	$19
Net Realized Gain	—	3
Net Increase in Net Assets Resulting from Operations	8	22
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(7)	(14)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(1)
Participant Class:
Net Investment Income	(— @)	(1)
Cash Management Class:
Net Investment Income	(1)	(3)
Total Distributions	(8)	(19)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	226,617	379,631
Distributions Reinvested	5	11
Redeemed	(209,077)	(428,245)
Institutional Select Class:
Redeemed	—	(50)
Investor Class:
Redeemed	—	(50)
Administrative Class:
Redeemed	—	(50)
Advisory Class:
Subscribed	1,039	2,417
Distributions Reinvested	— @	1
Redeemed	(803)	(2,889)
Participant Class:
Subscribed	1,627	2,066
Distributions Reinvested	— @	1
Redeemed	(8,566)	(4,160)
Cash Management Class:
Subscribed	—	26,532
Distributions Reinvested	1	3
Redeemed	(15,526)	(21,136)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,683)	(45,918)
Total Decrease in Net Assets	(4,683)	(45,915)
Net Assets:
Beginning of Period	166,883	212,798
End of Period	$162,200	$166,883
Undistributed Net Investment Income Included in End of Period Net Assets	$— @	$— @

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2015 (unaudited) (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	226,617	379,631
Shares Issued on Distributions Reinvested	5	11
Shares Redeemed	(209,077)	(428,245)
Net Increase (Decrease) in Institutional Class Shares Outstanding	17,545	(48,603)
Institutional Select Class:
Shares Redeemed	—	(50)
Net Decrease in Institutional Select Class Shares Outstanding	—	(50)
Investor Class:
Shares Redeemed	—	(50)
Net Decrease in Investor Class Shares Outstanding	—	(50)
Administrative Class:
Shares Redeemed	—	(50)
Net Decrease in Administrative Class Shares Outstanding	—	(50)
Advisory Class:
Shares Subscribed	1,039	2,417
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(803)	(2,889)
Net Increase (Decrease) in Advisory Class Shares Outstanding	236	(471)
Participant Class:
Shares Subscribed	1,627	2,066
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(8,566)	(4,160)
Net Decrease in Participant Class Shares Outstanding	(6,939)	(2,093)
Cash Management Class:
Shares Subscribed	—	26,532
Shares Issued on Distributions Reinvested	1	3
Shares Redeemed	(15,526)	(21,136)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(15,525)	5,399

@    Amount is less than $500.

@@   Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.06%‡
Year Ended 10/31/14	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.17%
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.15%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)		1.000	0.18%^^
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.05%
Year Ended 10/31/12	1.000	0.001	††	0.000	^	(0.001)		1.000	0.12%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.13%^^
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.07%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.08%^^
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%^^
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%^^
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%^^
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%^^

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$2,567,920	0.13	%*	0.22%*	0.12%*	0.03%*
Year Ended 10/31/14	2,215,637	0.17%		0.22%	0.06%	0.01%
Year Ended 10/31/13	2,487,337	0.16%		0.22%	0.11%	0.05%
Year Ended 10/31/12	3,265,136	0.16%		0.22%	0.17%	0.11%
Year Ended 10/31/11	2,262,272	0.16%		0.22%	0.15%	0.09%
Year Ended 10/31/10	3,069,495	0.16%		0.22%	0.16%	0.10%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$30,055	0.18	%*†	0.27%*	0.07%*	(0.02)%*
Year Ended 10/31/14	50	0.21	%†	0.27%	0.02%	(0.04)%
Year Ended 10/31/13	100	0.21%		0.27%	0.06%	0.00%§
Year Ended 10/31/12	25,102	0.21%		0.27%	0.12%	0.06%
Year Ended 10/31/11	100	0.21%		0.27%	0.10%	0.04%
Year Ended 10/31/10	100	0.21%		0.27%	0.11%	0.05%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$566	0.22	%*†	0.32%*	0.03%*	(0.07)%*
Year Ended 10/31/14	413	0.21	%†	0.32%	0.02%	(0.09)%
Year Ended 10/31/13	1,874	0.25%		0.32%	0.02%	(0.05)%
Year Ended 10/31/12	1,292	0.26%		0.32%	0.07%	0.01%
Year Ended 10/31/11	14,496	0.25	%†	0.32%	0.06%	(0.01)%
Year Ended 10/31/10	2,435	0.26%		0.32%	0.06%	0.00%§
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$2,310	0.25	%*†	0.37%*	0.00%*§	(0.12)%*
Year Ended 10/31/14	50	0.22	%†	0.37%	0.01%	(0.14)%
Year Ended 10/31/13	100	0.25	%†	0.37%	0.02%	(0.10)%
Year Ended 10/31/12	100	0.30	%†	0.37%	0.03%	(0.04)%
Year Ended 10/31/11	100	0.28	%†	0.37%	0.03%	(0.06)%
Year Ended 10/31/10	100	0.30%		0.37%	0.02%	(0.05)%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$522	0.25	%*†	0.47%*	0.00%*§	(0.22)%*
Year Ended 10/31/14	437	0.22	%†	0.47%	0.01%	(0.24)%
Year Ended 10/31/13	2,252	0.25	%†	0.47%	0.02%	(0.20)%
Year Ended 10/31/12	391	0.31	%†	0.47%	0.02%	(0.14)%
Year Ended 10/31/11	289	0.29	%†	0.47%	0.02%	(0.16)%
Year Ended 10/31/10	248	0.33%		0.47%	(0.01)%	(0.15)%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1,753	0.24	%*†	0.72%*	0.01%*	(0.47)%*
Year Ended 10/31/14	1,981	0.22	%†	0.72%	0.01%	(0.49)%
Year Ended 10/31/13	4,555	0.24	%†	0.72%	0.03%	(0.45)%
Year Ended 10/31/12	581	0.32	%†	0.72%	0.01%	(0.39)%
Year Ended 10/31/11	2,065	0.33	%†	0.72%	(0.02)%	(0.41)%
Year Ended 10/31/10	5,422	0.34%		0.72%	(0.02)%	(0.40)%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$27,180	0.24	%*†	0.37%*	0.01%*	(0.12)%*
Year Ended 10/31/14	28,575	0.22	%†	0.37%	0.01%	(0.14)%
Year Ended 10/31/13	29,850	0.27	%†	0.37%	0.00%§	(0.10)%
Year Ended 10/31/12	79,398	0.30	%†	0.37%	0.03%	(0.04)%
Year Ended 10/31/11	78,453	0.28	%†	0.37%	0.03%	(0.06)%
Year Ended 10/31/10	128,496	0.30%		0.46%	0.02%	(0.14)%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.05%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.09%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.16%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.12%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)		1.000	0.16%^^
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.11%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.08%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.11%^^
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%^^
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%^^
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%^^
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%^^
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%^^

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$17,687,078	0.18	%*	0.21%*	0.06%*	0.03%*
Year Ended 10/31/14	20,114,751	0.17%		0.21%	0.04%	0.00%§
Year Ended 10/31/13	25,176,395	0.16%		0.21%	0.09%	0.04%
Year Ended 10/31/12	20,442,537	0.16%		0.21%	0.16%	0.11%
Year Ended 10/31/11	11,960,009	0.16%		0.21%	0.13%	0.08%
Year Ended 10/31/10	14,068,183	0.16%		0.21%	0.15%	0.10%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$353,436	0.20	%*†	0.26%*	0.04%*	(0.02)%*
Year Ended 10/31/14	704,917	0.18	%†	0.26%	0.03%	(0.05)%
Year Ended 10/31/13	225,497	0.21%		0.26%	0.04%	(0.01)%
Year Ended 10/31/12	501,620	0.21%		0.26%	0.11%	0.06%
Year Ended 10/31/11	197,179	0.21%		0.26%	0.08%	0.03%
Year Ended 10/31/10	157,554	0.21%		0.26%	0.10%	0.05%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$149,498	0.21	%*†	0.31%*	0.03%*	(0.07)%*
Year Ended 10/31/14	609	0.20	%†	0.31%	0.01%	(0.10)%
Year Ended 10/31/13	610	0.24	%†	0.31%	0.01%	(0.06)%
Year Ended 10/31/12	609	0.26%		0.31%	0.06%	0.01%
Year Ended 10/31/11	3,193	0.25	%†	0.31%	0.04%	(0.02)%
Year Ended 10/31/10	7,467	0.26%		0.31%	0.05%	0.00%§
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$70	0.19	%*†	0.36%*	0.05%*	(0.12)%*
Year Ended 10/31/14	6,000	0.20	%†	0.36%	0.01%	(0.15)%
Year Ended 10/31/13	7,820	0.21	%†	0.36%	0.04%	(0.11)%
Year Ended 10/31/12	70	0.30	%†	0.36%	0.02%	(0.04)%
Year Ended 10/31/11	100	0.27	%†	0.36%	0.02%	(0.07)%
Year Ended 10/31/10	100	0.29%		0.36%	0.02%	(0.05)%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$180,919	0.19	%*†	0.46%*	0.05%*	(0.22)%*
Year Ended 10/31/14	150,947	0.19	%†	0.46%	0.02%	(0.25)%
Year Ended 10/31/13	32,791	0.22	%†	0.46%	0.03%	(0.21)%
Year Ended 10/31/12	11,215	0.30	%†	0.46%	0.02%	(0.14)%
Year Ended 10/31/11	25,293	0.28	%†	0.46%	0.01%	(0.17)%
Year Ended 10/31/10	29,069	0.30%		0.46%	0.01%	(0.15)%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$4,542	0.20	%*†	0.71%*	0.04%*	(0.47)%*
Year Ended 10/31/14	7,416	0.19	%†	0.71%	0.02%	(0.50)%
Year Ended 10/31/13	6,319	0.23	%†	0.71%	0.02%	(0.46)%
Year Ended 10/31/12	1,769	0.30	%†	0.71%	0.02%	(0.39)%
Year Ended 10/31/11	5,391	0.27	%†	0.71%	0.02%	(0.42)%
Year Ended 10/31/10	4,078	0.30%		0.71%	0.01%	(0.40)%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$12,855	0.20	%*†	0.36%*	0.04%*	(0.12)%*
Year Ended 10/31/14	8,288	0.20	%†	0.36%	0.01%	(0.15)%
Year Ended 10/31/13	1,830	0.24	%†	0.36%	0.01%	(0.11)%
Year Ended 10/31/12	1,493	0.29	%†	0.36%	0.03%	(0.04)%
Year Ended 10/31/11	388	0.26	%†	0.36%	0.03%	(0.07)%
Year Ended 10/31/10	1,912	0.34%		0.45%	(0.03)%	(0.14)%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$36,356,638	0.07	%*	0.21%*	0.04%*	(0.10)%*
Year Ended 10/31/14	29,191,916	0.04%		0.21%	0.04%	(0.13)%
Year Ended 10/31/13	21,692,448	0.08%		0.21%	0.04%	(0.09)%
Year Ended 10/31/12	12,574,861	0.12%		0.21%	0.05%	(0.04)%
Year Ended 10/31/11	5,781,753	0.14%		0.22%	0.03%	(0.05)%
Year Ended 10/31/10	6,717,236	0.15%		0.21%	0.07%	0.01%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$634,870	0.07	%*†	0.26%*	0.04%*	(0.15)%*
Year Ended 10/31/14	744,944	0.04	%†	0.26%	0.04%	(0.18)%
Year Ended 10/31/13	270,517	0.08	%†	0.26%	0.04%	(0.14)%
Year Ended 10/31/12	172,582	0.12	%†	0.26%	0.05%	(0.09)%
Year Ended 10/31/11	10,100	0.15	%†	0.27%	0.02%	(0.10)%
Year Ended 10/31/10	100	0.17%		0.26%	0.05%	(0.04)%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$28,302	0.07	%*†	0.31%*	0.04%*	(0.20)%*
Year Ended 10/31/14	65,642	0.04	%†	0.31%	0.04%	(0.23)%
Year Ended 10/31/13	50,578	0.08	%†	0.31%	0.04%	(0.19)%
Year Ended 10/31/12	10,894	0.12	%†	0.31%	0.05%	(0.14)%
Year Ended 10/31/11	13,944	0.18	%†	0.32%	(0.01)%	(0.15)%
Year Ended 10/31/10	99,752	0.20%		0.31%	0.02%	(0.09)%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$17,255	0.07	%*†	0.36%*	0.04%*	(0.25)%*
Year Ended 10/31/14	17,251	0.04	%†	0.36%	0.04%	(0.28)%
Year Ended 10/31/13	17,298	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/12	18,066	0.12	%†	0.36%	0.05%	(0.19)%
Year Ended 10/31/11	19,118	0.16	%†	0.37%	0.01%	(0.20)%
Year Ended 10/31/10	20,567	0.19%		0.36%	0.03%	(0.14)%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1,617,715	0.07	%*†	0.46%*	0.04%*	(0.35)%*
Year Ended 10/31/14	1,032,529	0.04	%†	0.46%	0.04%	(0.38)%
Year Ended 10/31/13	305,971	0.08	%†	0.46%	0.04%	(0.34)%
Year Ended 10/31/12	221,443	0.12	%†	0.46%	0.05%	(0.29)%
Year Ended 10/31/11	148,418	0.16	%†	0.47%	0.01%	(0.30)%
Year Ended 10/31/10	128,054	0.20%		0.46%	0.02%	(0.24)%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$50	0.07	%*†	0.71%*	0.04%*	(0.60)%*
Year Ended 10/31/14	50	0.04	%†	0.71%	0.04%	(0.63)%
Year Ended 10/31/13	100	0.08	%†	0.71%	0.04%	(0.59)%
Year Ended 10/31/12	100	0.12	%†	0.71%	0.05%	(0.54)%
Year Ended 10/31/11	100	0.16	%†	0.72%	0.01%	(0.55)%
Year Ended 10/31/10	100	0.20%		0.71%	0.02%	(0.49)%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$99,912	0.07	%*†	0.36%*	0.04%*	(0.25)%*
Year Ended 10/31/14	160,921	0.04	%†	0.36%	0.04%	(0.28)%
Year Ended 10/31/13	52,948	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/12	2,764	0.12	%†	0.36%	0.05%	(0.19)%
Year Ended 10/31/11	1,092	0.16	%†	0.37%	0.01%	(0.20)%
Year Ended 10/31/10	1,644	0.18%		0.45%	0.04%	(0.23)%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$31,766	0.05	%*	0.60%*	0.01%*	(0.54)%*
Year Ended 10/31/14	45,487	0.03%		0.54%	0.01%	(0.50)%
Year Ended 10/31/13	64,687	0.09%		0.34%	0.01%	(0.24)%
Year Ended 10/31/12	230,332	0.06%		0.25%	0.01%	(0.18)%
Year Ended 10/31/11	593,158	0.11%		0.25%	0.01%	(0.13)%
Year Ended 10/31/10	561,488	0.14%		0.24%	0.02%	(0.08)%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$50	0.05	%*†	0.65%*	0.01%*	(0.59)%*
Year Ended 10/31/14	50	0.03	%†	0.59%	0.01%	(0.55)%
Year Ended 10/31/13	100	0.09	%†	0.39%	0.01%	(0.29)%
Year Ended 10/31/12	100	0.06	%†	0.30%	0.01%	(0.23)%
Year Ended 10/31/11	100	0.11	%†	0.30%	0.01%	(0.18)%
Year Ended 10/31/10	100	0.15%		0.29%	0.01%	(0.13)%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$50	0.05	%*†	0.70%*	0.01%*	(0.64)%*
Year Ended 10/31/14	50	0.03	%†	0.64%	0.01%	(0.60)%
Year Ended 10/31/13	100	0.09	%†	0.44%	0.01%	(0.34)%
Year Ended 10/31/12	100	0.06	%†	0.35%	0.01%	(0.28)%
Year Ended 10/31/11	50,100	0.11	%†	0.35%	0.01%	(0.23)%
Year Ended 10/31/10	100	0.14%		0.34%	0.02%	(0.18)%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$50	0.05	%*†	0.75%*	0.01%*	(0.69)%*
Year Ended 10/31/14	50	0.03	%†	0.69%	0.01%	(0.65)%
Year Ended 10/31/13	100	0.09	%†	0.49%	0.01%	(0.39)%
Year Ended 10/31/12	100	0.06	%†	0.40%	0.01%	(0.33)%
Year Ended 10/31/11	100	0.11	%†	0.40%	0.01%	(0.28)%
Year Ended 10/31/10	100	0.15%		0.39%	0.01%	(0.23)%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$50	0.05	%*†	0.85%*	0.01%*	(0.79)%*
Year Ended 10/31/14	50	0.03	%†	0.79%	0.01%	(0.75)%
Year Ended 10/31/13	100	0.09	%†	0.59%	0.01%	(0.49)%
Year Ended 10/31/12	100	0.06	%†	0.50%	0.01%	(0.43)%
Year Ended 10/31/11	100	0.12	%†	0.50%	0.00%§	(0.38)%
Year Ended 10/31/10	100	0.15%		0.49%	0.01%	(0.33)%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$50	0.05	%*†	1.10%*	0.01%*	(1.04)%*
Year Ended 10/31/14	50	0.03	%†	1.04%	0.01%	(1.00)%
Year Ended 10/31/13	100	0.09	%†	0.84%	0.01%	(0.74)%
Year Ended 10/31/12	100	0.06	%†	0.75%	0.01%	(0.68)%
Year Ended 10/31/11	100	0.11	%†	0.75%	0.01%	(0.63)%
Year Ended 10/31/10	100	0.15%		0.74%	0.01%	(0.58)%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1,426	0.05	%*†	0.75%*	0.01%*	(0.69)%*
Year Ended 10/31/14	9,177	0.03	%†	0.69%	0.01%	(0.65)%
Year Ended 10/31/13	5,911	0.09	%†	0.49%	0.01%	(0.39)%
Year Ended 10/31/12	13,740	0.06	%†	0.40%	0.01%	(0.33)%
Year Ended 10/31/11	14,685	0.11	%†	0.40%	0.01%	(0.28)%
Year Ended 10/31/10	10,111	0.14%		0.48%	0.02%	(0.32)%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$15,033,851	0.05	%*	0.21%*	0.03%*	(0.13)%*
Year Ended 10/31/14	16,880,789	0.03%		0.21%	0.03%	(0.15)%
Year Ended 10/31/13	7,979,992	0.07%		0.21%	0.03%	(0.11)%
Year Ended 10/31/12	6,139,734	0.11%		0.21%	0.02%	(0.08)%
Year Ended 10/31/11	4,664,235	0.11%		0.22%	0.01%	(0.10)%
Year Ended 10/31/10	4,792,695	0.15%		0.21%	0.04%	(0.02)%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$388,268	0.05	%*†	0.26%*	0.03%*	(0.18)%*
Year Ended 10/31/14	434,565	0.03	%†	0.26%	0.03%	(0.20)%
Year Ended 10/31/13	323,555	0.07	%†	0.26%	0.03%	(0.16)%
Year Ended 10/31/12	42,567	0.11	%†	0.26%	0.02%	(0.13)%
Year Ended 10/31/11	80,104	0.11	%†	0.27%	0.01%	(0.15)%
Year Ended 10/31/10	100	0.16%		0.26%	0.03%	(0.07)%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$38,863	0.05	%*†	0.31%*	0.03%*	(0.23)%*
Year Ended 10/31/14	52,366	0.03	%†	0.31%	0.03%	(0.25)%
Year Ended 10/31/13	100	0.07	%†	0.31%	0.03%	(0.21)%
Year Ended 10/31/12	100	0.11	%†	0.31%	0.02%	(0.18)%
Year Ended 10/31/11	54,914	0.11	%†	0.32%	0.01%	(0.20)%
Year Ended 10/31/10	110	0.16%		0.31%	0.03%	(0.12)%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$50	0.05	%*†	0.36%*	0.03%*	(0.28)%*
Year Ended 10/31/14	50	0.03	%†	0.36%	0.03%	(0.30)%
Year Ended 10/31/13	50	0.07	%†	0.36%	0.03%	(0.26)%
Year Ended 10/31/12	1,863	0.11	%†	0.36%	0.02%	(0.23)%
Year Ended 10/31/11	7,959	0.12	%†	0.37%	0.00%§	(0.25)%
Year Ended 10/31/10	19,315	0.17%		0.36%	0.02%	(0.17)%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$983,800	0.05	%*†	0.46%*	0.03%*	(0.38)%*
Year Ended 10/31/14	762,077	0.03	%†	0.46%	0.03%	(0.40)%
Year Ended 10/31/13	287,694	0.07	%†	0.46%	0.03%	(0.36)%
Year Ended 10/31/12	221,433	0.11	%†	0.46%	0.02%	(0.33)%
Year Ended 10/31/11	116,858	0.12	%†	0.47%	0.00%§	(0.35)%
Year Ended 10/31/10	51,426	0.17%		0.46%	0.02%	(0.27)%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$159	0.05	%*†	0.71%*	0.03%*	(0.63)%*
Year Ended 10/31/14	89	0.03	%†	0.71%	0.03%	(0.65)%
Year Ended 10/31/13	105	0.07	%†	0.71%	0.03%	(0.61)%
Year Ended 10/31/12	137	0.11	%†	0.71%	0.02%	(0.58)%
Year Ended 10/31/11	129	0.12	%†	0.72%	0.00%§	(0.60)%
Year Ended 10/31/10	127	0.17%		0.71%	0.02%	(0.52)%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$56,785	0.05	%*†	0.36%*	0.03%*	(0.28)%*
Year Ended 10/31/14	89,496	0.03	%†	0.36%	0.03%	(0.30)%
Year Ended 10/31/13	104,164	0.07	%†	0.36%	0.03%	(0.26)%
Year Ended 10/31/12	419,549	0.11	%†	0.36%	0.02%	(0.23)%
Year Ended 10/31/11	315,795	0.12	%†	0.37%	0.00%§	(0.25)%
Year Ended 10/31/10	257,495	0.18%		0.45%	0.01%	(0.26)%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$9,380,160	0.03	%*	0.21%*	0.01%*	(0.17)%*
Year Ended 10/31/14	0.01%	5,352,337	0.02%		0.21%	0.02%	(0.17)%
Year Ended 10/31/13	0.01%	3,371,706	0.07%		0.22%	0.01%	(0.14)%
Year Ended 10/31/12	0.01%	3,010,813	0.05%		0.21%	0.01%	(0.15)%
Year Ended 10/31/11	0.01%	2,672,957	0.01%		0.26%	0.00%§	(0.25)%
Year Ended 10/31/10	0.05%	3,195	0.13%		0.78%	(0.01)%	(0.66)%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$240,170	0.03	%*†	0.26%*	0.01%*	(0.22)%*
Year Ended 10/31/14	0.01%	143,946	0.02	%†	0.26%	0.02%	(0.22)%
Year Ended 10/31/13	0.01%	1,172	0.07	%†	0.27%	0.01%	(0.19)%
Year Ended 10/31/12	0.01%	100	0.05	%†	0.26%	0.01%	(0.20)%
Year Ended 10/31/11	0.01%	150	0.01	%†	0.31%	0.00%§	(0.30)%
Year Ended 10/31/10	0.04%	100	0.14%		0.83%	(0.02)%	(0.71)%
Investor Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$50	0.03	%*†	0.31%*	0.01%*	(0.27)%*
Year Ended 10/31/14	0.01%	50	0.02	%†	0.31%	0.02%	(0.27)%
Year Ended 10/31/13	0.01%	100	0.07	%†	0.32%	0.01%	(0.24)%
Year Ended 10/31/12	0.01%	183	0.05	%†	0.31%	0.01%	(0.25)%
Year Ended 10/31/11	0.01%	100	0.01	%†	0.36%	0.00%§	(0.35)%
Year Ended 10/31/10	0.03%	100	0.15%		0.88%	(0.03)%	(0.76)%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$50	0.03	%*†	0.36%*	0.01%*	(0.32)%*
Year Ended 10/31/14	0.01%	50	0.02	%†	0.36%	0.02%	(0.32)%
Year Ended 10/31/13	0.01%	100	0.07	%†	0.37%	0.01%	(0.29)%
Year Ended 10/31/12	0.01%	100	0.05	%†	0.36%	0.01%	(0.30)%
Year Ended 10/31/11	0.01%	100	0.01	%†	0.41%	0.00%§	(0.40)%
Year Ended 10/31/10	0.03%	100	0.15%		0.93%	(0.03)%	(0.81)%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$23,499	0.03	%*†	0.46%*	0.01%*	(0.42)%*
Year Ended 10/31/14	0.01%	5,279	0.02	%†	0.46%	0.02%	(0.42)%
Year Ended 10/31/13	0.01%	100	0.07	%†	0.47%	0.01%	(0.39)%
Year Ended 10/31/12	0.01%	100	0.05	%†	0.46%	0.01%	(0.40)%
Year Ended 10/31/11	0.01%	100	0.01	%†	0.51%	0.00%§	(0.50)%
Year Ended 10/31/10	0.02%	100	0.16%		1.02%	(0.04)%	(0.90)%
Participant Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$50	0.03	%*†	0.71%*	0.01%*	(0.67)%*
Year Ended 10/31/14	0.01%	50	0.02	%†	0.71%	0.02%	(0.67)%
Year Ended 10/31/13	0.01%	100	0.07	%†	0.72%	0.01%	(0.64)%
Year Ended 10/31/12	0.01%	100	0.05	%†	0.71%	0.01%	(0.65)%
Year Ended 10/31/11	0.01%	100	0.01	%†	0.76%	0.00%§	(0.75)%
Year Ended 10/31/10	0.01%	100	0.17%		1.28%	(0.05)%	(1.16)%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	0.00%‡§	$107,588	0.03	%*†	0.36%*	0.01%*	(0.32)%*
Year Ended 10/31/14	0.01%	96,708	0.02	%†	0.36%	0.02%	(0.32)%
Year Ended 10/31/13	0.01%	149,890	0.07	%†	0.37%	0.01%	(0.29)%
Year Ended 10/31/12	0.01%	169,144	0.05	%†	0.36%	0.01%	(0.30)%
Year Ended 10/31/11	0.01%	42,784	0.01	%†	0.41%	0.00%§	(0.40)%
Year Ended 10/31/10	0.02%	15,661	0.17%		1.02%	(0.05)%	(0.90)%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.12%
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.07%
Investor Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03%
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/15 (unaudited)	$127,945	0.04	%*+	0.34%*	0.02	%*+	(0.28)%*	0.00	%*§
Year Ended 10/31/14	110,401	0.07	%+	0.31%	0.01	%+	(0.23)%	0.00	%§
Year Ended 10/31/13	159,001	0.14	%+	0.25%	0.01	%+	(0.10)%	0.00	%§
Year Ended 10/31/12	581,969	0.14	%+	0.22%	0.02	%+	(0.06)%	0.00	%§
Year Ended 10/31/11	624,452	0.17	%+	0.23%	0.06	%+	0.00%§	0.00	%§
Year Ended 10/31/10	986,806	0.18%		0.22%	0.12%		0.08%	N/A
Institutional Select Class
Six Months Ended 4/30/15 (unaudited)	$50	0.04	%*+†	0.39%*	0.02	%*+	(0.33)%*	0.00	%*§
Year Ended 10/31/14	50	0.07	%+†	0.36%	0.01	%+	(0.28)%	0.00	%§
Year Ended 10/31/13	100	0.14	%+†	0.30%	0.01	%+	(0.15)%	0.00	%§
Year Ended 10/31/12	100	0.15	%+†	0.27%	0.01	%+	(0.11)%	0.00	%§
Year Ended 10/31/11	100	0.20	%+†	0.28%	0.03	%+	(0.05)%	0.00	%§
Year Ended 10/31/10	100	0.23%		0.27%	0.07%		0.03%	N/A
Investor Class
Six Months Ended 4/30/15 (unaudited)	$55	0.04	%*+†	0.44%*	0.02	%*+	(0.38)%*	0.00	%*§
Year Ended 10/31/14	55	0.07	%+†	0.41%	0.01	%+	(0.33)%	0.00	%§
Year Ended 10/31/13	104	0.14	%+†	0.35%	0.01	%+	(0.20)%	0.00	%§
Year Ended 10/31/12	104	0.15	%+†	0.32%	0.01	%+	(0.16)%	0.00	%§
Year Ended 10/31/11	104	0.23	%+†	0.33%	0.00	%§+	(0.10)%	0.00	%§
Year Ended 10/31/10	1,366	0.27%		0.32%	0.03%		(0.02)%	N/A
Administrative Class
Six Months Ended 4/30/15 (unaudited)	$50	0.04	%*+†	0.49%*	0.02	%*+	(0.43)%*	0.00	%*§
Year Ended 10/31/14	50	0.07	%+†	0.46%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/13	100	0.14	%+†	0.40%	0.01	%+	(0.25)%	0.00	%§
Year Ended 10/31/12	100	0.15	%+†	0.37%	0.01	%+	(0.21)%	0.00	%§
Year Ended 10/31/11	100	0.22	%+†	0.38%	0.01	%+	(0.15)%	0.00	%§
Year Ended 10/31/10	100	0.29%		0.37%	0.01%		(0.07)%	N/A
Advisory Class
Six Months Ended 4/30/15 (unaudited)	$7,361	0.04	%*+†	0.59%*	0.02	%*+	(0.53)%*	0.00	%*§
Year Ended 10/31/14	7,125	0.07	%+†	0.56%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/13	7,596	0.14	%+†	0.50%	0.01	%+	(0.35)%	0.00	%§
Year Ended 10/31/12	7,640	0.15	%+†	0.47%	0.01	%+	(0.31)%	0.00	%§
Year Ended 10/31/11	6,409	0.21	%+†	0.48%	0.02	%+	(0.25)%	0.00	%§
Year Ended 10/31/10	6,213	0.29%		0.47%	0.01%		(0.17)%	N/A
Participant Class
Six Months Ended 4/30/15 (unaudited)	$4,160	0.04	%*+†	0.84%*	0.02	%*+	(0.78)%*	0.00	%*§
Year Ended 10/31/14	11,099	0.07	%+†	0.81%	0.01	%+	(0.73)%	0.00	%§
Year Ended 10/31/13	13,193	0.14	%+†	0.75%	0.01	%+	(0.60)%	0.00	%§
Year Ended 10/31/12	14,127	0.15	%+†	0.72%	0.01	%+	(0.56)%	0.00	%§
Year Ended 10/31/11	18,505	0.21	%+†	0.73%	0.02	%+	(0.50)%	0.00	%§
Year Ended 10/31/10	17,929	0.29%		0.72%	0.01%		(0.42)%	N/A
Cash Management Class
Six Months Ended 4/30/15 (unaudited)	$22,579	0.04	%*+†	0.49%*	0.02	%*+	(0.43)%*	0.00	%*§
Year Ended 10/31/14	38,103	0.07	%+†	0.46%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/13	32,704	0.14	%+†	0.40%	0.01	%+	(0.25)%	0.00	%§
Year Ended 10/31/12	650,822	0.15	%+†	0.37%	0.01	%+	(0.21)%	0.00	%§
Year Ended 10/31/11	625,170	0.22	%+†	0.38%	0.01	%+	(0.15)%	0.00	%§
Year Ended 10/31/10	785,955	0.30%		0.47%	0.00	%§	(0.17)%	N/A
The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

§  Amount is less than 0.005%.

‡  Not Annualized.

*  Annualized.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

The accompanying notes are an integral part of the financial statements.

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers seven different classes of shares for each of the Portfolios — Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Portfolio's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of April 30, 2015.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$250,499	$—	$250,499
Commercial Paper	—	266,849	—	266,849
Corporate Bonds	—	180,962	—	180,962
Extendible Floating Rate Notes	—	88,200	—	88,200
Floating Rate Notes	—	530,426	—	530,426
Repurchase Agreements	—	957,250	—	957,250
Tax-Exempt Instruments
Closed-End Investment Companies	—	29,800	—	29,800
Municipal Bond	—	22,000	—	22,000
Total Tax-Exempt Instruments	—	51,800	—	51,800
Time Deposits	—	245,000	—	245,000
Total Assets	$—	$2,570,986	$—	$2,570,986

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$2,511,247	$—	$2,511,247
Commercial Paper	—	1,446,555	—	1,446,555
Corporate Bonds	—	198,720	—	198,720
Extendible Floating Rate Notes	—	1,121,989	—	1,121,989
Floating Rate Notes	—	3,582,254	—	3,582,254
Repurchase Agreements	—	8,111,250	—	8,111,250
Tax-Exempt Instruments
Closed-End Investment Companies	—	58,500	—	58,500
Weekly Variable Rate Bonds	—	45,330	—	45,330
Total Tax-Exempt Instruments	—	103,830	—	103,830
Time Deposit	—	200,000	—	200,000
Total Assets	$—	$17,275,845	$—	$17,275,845

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$27,932,000	$—	$27,932,000
U.S. Agency Securities	—	8,212,293	—	8,212,293
Total Assets	$—	$36,144,293	$—	$36,144,293

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$31,376	$—	$31,376
Total Assets	$—	$31,376	$—	$31,376

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$13,255,000	$—	$13,255,000
U.S. Treasury Securities	—	2,112,866	—	2,112,866
Total Assets	$—	$15,367,866	$—	$15,367,866

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$8,663,924	$—	$8,663,924
Total Assets	$—	$8,663,924	$—	$8,663,924

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$86,970	$—	$86,970
Daily Variable Rate Bonds	—	50,850	—	50,850
Put Option Bonds	—	13,470	—	13,470
Municipal Bonds & Notes	—	5,676	—	5,676
Commercial Paper	—	5,000	—	5,000
Total Tax-Exempt Instruments	—	161,966	—	161,966
Total Assets	$—	$161,966	$—	$161,966

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, the Portfolios did not have any investments transfer between investment levels.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.

However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory, its administration fees and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolios' prospectus or until such time as the Fund's Board of Trustees (the "Trustees") act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. For the six months ended April 30, 2015, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$1,183
Prime	2,992
Government	23,092
Government Securities	124
Treasury	11,452
Treasury Securities	5,792
Tax-Exempt	192

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

For the six months ended April 30, 2015, the Portfolios had administration fees waived as follows:

Portfolio	Administration Fees Waived (000)
Government	$105
Government Securities	13
Treasury	1,209
Treasury Securities	1,291
Tax-Exempt	39

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has agreed to reduce its distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Fund's Dividend Disbursing and Transfer Agent is Boston Financial Data Services, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

	2014 Distributions Paid From:			2013 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$1,381	$—	$—	$2,990		$—	$—
Prime	10,972	—	—	21,289		—	—
Government	10,758	—	—	8,678		—	—
Government Securities	6	—	—	21		—	—
Treasury	3,465	—	—	2,455		—	—
Treasury Securities	463	—	—	316		—	—
Tax-Exempt	18	1	—	—	@	87	—

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution redesignations, nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2014:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
Money Market	$(27)	$3	$24
Prime	(31)	(155)	186
Government	(2)	(55)	57
Government Securities	(1)	(1)	2
Treasury	(4)	4	—
Treasury Securities	(13)	1	12
Tax-Exempt	(2)	2	—

At October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$138	$—	$—
Prime	589	—	—
Government	861	—	—
Government Securities	3	—	—
Treasury	381	—	—
Treasury Securities	43	—	—
Tax-Exempt	—	45	—

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. At April 30, 2015, the cost of investments for each Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$2,570,986
Prime	17,275,845
Government	36,144,293
Government Securities	31,376
Treasury	15,367,866
Treasury Securities	8,663,924
Tax-Exempt	161,966

At October 31, 2014, the following Portfolios had available for Federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Treasury	$79
Treasury Securities	42

2015 Semi-Annual Report

April 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

In addition, At October 31, 2014, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$56	$—	$40	$96
Tax-Exempt	—	24	—	24

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2014, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$3
Treasury	12
Tax-Exempt	5

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Government Portfolio during the six months ended April 30, 2015 is as follows:

Portfolio	Value October 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value April 30, 2015 (000)
Tax-Exempt	$—	$122,700	$122,700	$1	$—

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the six months ended April 30, 2015, advisory fees paid were reduced by approximately $2,000 relating to Tax-Exempt Portfolio's investment in the Government Portfolio.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other: At April 30, 2015, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	39%	22%	21%	59%
Institutional Select Class	100%	89%	80%	—
Investor Class	91%	100%	100%	—
Administrative Class	98%	—	100%	—
Advisory Class	92%	68%	76%	—
Participant Class	97%	100%	—	—
Cash Management Class	—	—	—	—
	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	34%	24%	21%
Institutional Select Class	97%	96%	—
Investor Class	100%	—	—
Administrative Class	—	—	—
Advisory Class	99%	100%	100%
Participant Class	69%	—	99%
Cash Management Class	—	—	—

J. Money Market Fund Regulation: The SEC recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). "Government money market funds," which are money market funds that invest in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully, will be exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels. Government money market funds will also be exempt from the requirement to operate with a floating NAV and may continue to seek a stable NAV of $1.00 per share. While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds. At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

2015 Semi-Annual Report

April 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2015 Semi-Annual Report

April 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2015 Semi-Annual Report

April 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (888) 378-1630
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2015 Semi-Annual Report

April 30, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
1205898 Exp 6.30.16

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2015